UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2010

Date of reporting period: September 30, 2009

Item 1.	Reports to Stockholders.

SEI Asset Allocation Trust

Semi-Annual Report as of September 30, 2009

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Income Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

FIXED INCOME FUND — 55.2%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,338,922	$24,044

Total Fixed Income Fund (Cost $23,404) ($ Thousands)		24,044

EQUITY FUNDS — 24.9%
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	1,450,146	10,412
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	11,600	150
SEI Institutional Managed Trust Small Cap Value Fund, Class A	10,933	149
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	24,696	151

Total Equity Funds (Cost $12,053) ($ Thousands)		10,862

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	8,725,513	8,726

Total Money Market Fund (Cost $8,726) ($ Thousands)		8,726

Total Investments — 100.1% (Cost $44,183) ($ Thousands)		$43,632

Percentages are based on Net Assets of $43,604 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	1

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUND — 59.1%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	2,741,447	$28,182

Total Fixed Income Fund (Cost $27,430) ($ Thousands)		28,182

EQUITY FUNDS — 39.9%
SEI Institutional International Trust International Equity Fund, Class A	486,041	3,830
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	2,027,723	14,559
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	16,615	215
SEI Institutional Managed Trust Small Cap Value Fund, Class A	15,692	215
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	35,045	214

Total Equity Funds (Cost $21,701) ($ Thousands)		19,033

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	468,041	468

Total Money Market Fund (Cost $468) ($ Thousands)		468

Total Investments — 100.0% (Cost $49,599) ($ Thousands)		$47,683

Percentages are based on Net Assets of $47,679 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Moderate Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 59.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	130,371	$1,257
SEI Institutional International Trust International Equity Fund, Class A	2,230,607	17,577
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	7,479,412	53,702
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	60,349	782
SEI Institutional Managed Trust Small Cap Value Fund, Class A	57,501	786
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	128,417	783

Total Equity Funds (Cost $67,989) ($ Thousands)		74,887

FIXED INCOME FUNDS — 39.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	122,284	1,252
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,160,717	7,568
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,899,305	40,085

Total Fixed Income Funds (Cost $46,139) ($ Thousands)		48,905

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,258,281	1,258

Total Money Market Fund (Cost $1,258) ($ Thousands)		1,258

Total Investments — 100.0% (Cost $115,386) ($ Thousands)		$125,050

Percentages are based on Net Assets of $125,046 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	3

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Moderate Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 60.0%
SEI Institutional International Trust International Equity Fund, Class A	1,192,081	$9,394
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	4,974,485	35,717
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	40,200	521
SEI Institutional Managed Trust Small Cap Value Fund, Class A	38,619	527
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	84,261	514

Total Equity Funds (Cost $47,969) ($ Thousands)		46,673

FIXED INCOME FUND — 39.1%
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,963,002	30,460

Total Fixed Income Fund (Cost $29,656) ($ Thousands)		30,460

MONEY MARKET FUND (A) — 0.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	710,000	710

Total Money Market Fund (Cost $710) ($ Thousands)		710

Total Investments — 100.0% (Cost $78,335) ($ Thousands)		$77,843

Percentages are based on Net Assets of $77,864 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The	accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 80.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	274,846	$2,649
SEI Institutional International Trust International Equity Fund, Class A	3,031,963	23,892
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	10,540,825	75,683
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	85,239	1,105
SEI Institutional Managed Trust Small Cap Value Fund, Class A	81,271	1,110
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	181,511	1,107

Total Equity Funds (Cost $127,946) ($ Thousands)		105,546

FIXED INCOME FUNDS — 19.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	613,521	4,000
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,061,103	21,188

Total Fixed Income Funds (Cost $24,218) ($ Thousands)		25,188

MONEY MARKET FUND (A) — 0.7%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	933,511	934

Total Money Market Fund (Cost $934) ($ Thousands)		934

Total Investments — 99.9% (Cost $153,098) ($ Thousands)		$131,668

Percentages are based on Net Assets of $131,843 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund represents greater than 75% of the total investments of another fund included in this Semi-Annual Report, the Annual Report as of September 30, 2009 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	5

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Stock Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 99.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	149,208	$1,438
SEI Institutional International Trust International Equity Fund, Class A	2,103,199	16,573
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	7,057,721	50,675
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	57,356	743
SEI Institutional Managed Trust Small Cap Value Fund, Class A	54,432	744
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	121,681	742

Total Equity Funds (Cost $80,418) ($ Thousands)		70,915

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	688,575	689

Total Money Market Fund (Cost $689) ($ Thousands)		689

Total Investments — 100.0% (Cost $81,107) ($ Thousands)		$71,604

Percentages are based on Net Assets of $71,606 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund represents greater than 75% of the total investments of another fund included in this Semi-Annual Report, the Annual Report as of September 30, 2009 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified U.S. Stock Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 99.0%
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A*	5,828,404	$41,848
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	47,322	613
SEI Institutional Managed Trust Small Cap Value Fund, Class A	45,068	616
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	99,785	609

Total Equity Funds (Cost $56,984) ($ Thousands)		43,686

MONEY MARKET FUND (A) — 1.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	430,272	430

Total Money Market Fund (Cost $430) ($ Thousands)		430

Total Investments — 100.0% (Cost $57,414) ($ Thousands)		$44,116

Percentages are based on Net Assets of $44,126 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 75% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Annual Report as of September 30, 2009 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	7

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 25.1%
SEI Institutional Managed Trust Enhanced Income Fund, Class A	230,188	$1,660
SEI Institutional Managed Trust High Yield Bond Fund, Class A	320,645	2,091
SEI Institutional Managed Trust Real Return Fund, Class A	244,069	2,490
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	403,630	4,149

Total Fixed Income Funds (Cost $10,334) ($ Thousands)		10,390

MONEY MARKET FUND (A) — 75.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%*	31,029,449	31,029

Total Money Market Fund (Cost $31,029) ($ Thousands)		31,029

Total Investments — 100.3% (Cost $41,363) ($ Thousands)		$41,419

Percentages are based on Net Assets of $41,289 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.5%

EQUITY FUNDS — 59.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	198,936	$1,874
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	389,994	3,763

Total Equity Funds (Cost $5,518) ($ Thousands)		5,637

FIXED INCOME FUND — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	580,200	3,783

Total Fixed Income Fund (Cost $4,099) ($ Thousands)		3,783

MONEY MARKET FUND (A) — 1.6%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	146,621	147

Total Money Market Fund (Cost $147) ($ Thousands)		147

Total Investments — 101.5% (Cost $9,764) ($ Thousands)		$9,567

Percentages	are based on Net Assets of $9,428 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	9

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 61.3%
SEI Daily Income Trust Ultra Short Bond Fund, Class A	2,818,024	$25,475
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,535,777	11,073
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,051,502	13,376
SEI Institutional Managed Trust Real Return Fund, Class A	651,460	6,645
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,077,188	11,073

Total Fixed Income Funds (Cost $71,946) ($ Thousands)		67,642

EQUITY FUNDS — 11.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	423,587	3,312
SEI Institutional Managed Trust Real Estate Fund, Class A	232,892	2,194
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	685,144	6,612

Total Equity Funds (Cost $12,098) ($ Thousands)		12,118

MONEY MARKET FUND (A) — 28.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	30,898,564	30,899

Total Money Market Fund (Cost $30,899) ($ Thousands)		30,899

Total Investments — 100.3% (Cost $114,943) ($ Thousands)		$110,659

Percentages are based on Net Assets of $110,309 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 66.8%
SEI Institutional Managed Trust Real Estate Fund, Class A	592,968	$5,586
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,188,941	11,473

Total Equity Funds (Cost $16,478) ($ Thousands)		17,059

FIXED INCOME FUND — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,295,792	8,448

Total Fixed Income Fund (Cost $6,590) ($ Thousands)		8,448

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	58,539	59

Total Money Market Fund (Cost $59) ($ Thousands)		59

Total Investments — 100.1% (Cost $23,127) ($ Thousands)		$25,566

Percentages are based on Net Assets of $25,548 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	11

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

FIXED INCOME FUNDS — 55.0%
SEI Institutional Managed Trust Enhanced Income Fund, Class A	7,067,697	$50,958
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,017,736	39,236
SEI Institutional Managed Trust Real Return Fund, Class A	1,766,057	18,014
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	5,467,226	56,203

Total Fixed Income Funds (Cost $160,064) ($ Thousands)		164,411

EQUITY FUNDS — 45.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,741,099	44,895
SEI Institutional Managed Trust Large Cap Growth Fund, Class A	847,513	14,933
SEI Institutional Managed Trust Large Cap Value Fund, Class A	1,075,231	14,871
SEI Institutional Managed Trust Real Estate Fund, Class A	1,576,755	14,853
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	4,636,814	44,745

Total Equity Funds (Cost $149,552) ($ Thousands)		134,297

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	751,891	752

Total Money Market Fund (Cost $752) ($ Thousands)		752

Total Investments — 100.3% (Cost $310,368) ($ Thousands)		$299,460

Percentages are based on Net Assets of $298,665 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 81.9%
SEI Institutional International Trust International Equity Fund, Class A	813,213	$6,408
SEI Institutional Managed Trust Real Estate Fund, Class A	672,615	6,336
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	1,247,603	12,713
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	3,369,903	32,520

Total Equity Funds (Cost $60,593) ($ Thousands)		57,977

FIXED INCOME FUND — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,947,358	12,697

Total Fixed Income Fund (Cost $11,262) ($ Thousands)		12,697

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	205,046	205

Total Money Market Fund (Cost $205) ($ Thousands)		205

Total Investments — 100.1% (Cost $72,060) ($ Thousands)		$70,879

Percentages are based on Net Assets of $70,841 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	13

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 79.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	664,161	$6,402
SEI Institutional International Trust International Equity Fund, Class A	7,301,499	57,536
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	21,091,116	151,434
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	974,350	12,628
SEI Institutional Managed Trust Small Cap Value Fund, Class A	920,272	12,571
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	2,060,221	12,567

Total Equity Funds (Cost $315,849) ($ Thousands)		253,138

FIXED INCOME FUNDS — 20.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,186,899	22,394
SEI Institutional Managed Trust High Yield Bond Fund, Class A	5,909,744	38,532
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	308,878	3,175

Total Fixed Income Funds (Cost $55,360) ($ Thousands)		64,101

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	324,491	324

Total Money Market Fund (Cost $324) ($ Thousands)		324

Total Investments — 100.0% (Cost $371,533) ($ Thousands)		$317,563

Percentages are based on Net Assets of $317,692 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	115,194	$1,110
SEI Institutional International Trust International Equity Fund, Class A	1,129,557	8,901
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,032,714	30,903
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	817,388	7,700

Total Equity Funds (Cost $41,923) ($ Thousands)		48,614

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	217,489	2,227
SEI Institutional Managed Trust High Yield Bond Fund, Class A	664,290	4,331

Total Fixed Income Funds (Cost $5,162) ($ Thousands)		6,558

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	131,543	132

Total Money Market Fund (Cost $132) ($ Thousands)		132

Total Investments — 100.0% (Cost $47,217) ($ Thousands)		$55,304

Percentages are based on Net Assets of $55,285 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	15

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 59.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	144,635	$1,481
SEI Institutional Managed Trust High Yield Bond Fund, Class A	794,653	5,181
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A*	3,629,039	37,306

Total Fixed Income Funds (Cost $42,498) ($ Thousands)		43,968

EQUITY FUNDS — 39.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	76,807	741
SEI Institutional International Trust International Equity Fund, Class A	841,517	6,631
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	2,443,583	17,545
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	111,979	1,451
SEI Institutional Managed Trust Small Cap Value Fund, Class A	105,762	1,445
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	236,773	1,444

Total Equity Funds (Cost $34,473) ($ Thousands)		29,257

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	176,615	177

Total Money Market Fund (Cost $177) ($ Thousands)		177

Total Investments — 99.8% (Cost $77,148) ($ Thousands)		$73,402

Percentages are based on Net Assets of $73,584 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust U.S. Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust U.S. Fixed Income Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.4%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	38,827	$374
SEI Institutional International Trust International Equity Fund, Class A	379,489	2,990
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,018,949	10,383
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	274,621	2,587

Total Equity Funds (Cost $14,325) ($ Thousands)		16,334

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	73,217	750
SEI Institutional Managed Trust High Yield Bond Fund, Class A	223,311	1,456

Total Fixed Income Funds (Cost $1,838) ($ Thousands)		2,206

MONEY MARKET FUND (A) — 0.5%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	95,744	96

Total Money Market Fund (Cost $96) ($ Thousands)		96

Total Investments — 100.4% (Cost $16,259) ($ Thousands)		$18,636

Percentages are based on Net Assets of $18,557 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	17

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 59.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	491,606	$4,739
SEI Institutional International Trust International Equity Fund, Class A	8,421,183	66,359
SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A	22,761,139	163,425
SEI Institutional Managed Trust Small Cap Growth Fund, Class A	1,081,482	14,016
SEI Institutional Managed Trust Small Cap Value Fund, Class A	1,021,431	13,953
SEI Institutional Managed Trust Small/Mid Cap Diversified Alpha Fund, Class A	3,057,450	18,650

Total Equity Funds (Cost $349,662) ($ Thousands)		281,142

FIXED INCOME FUNDS — 40.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,853,088	18,976
SEI Institutional Managed Trust High Yield Bond Fund, Class A	7,303,382	47,618
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	11,960,806	122,957

Total Fixed Income Funds (Cost $183,981) ($ Thousands)		189,551

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	1,126,072	1,126

Total Money Market Fund (Cost $1,126) ($ Thousands)		1,126

Total Investments — 100.0% (Cost $534,769) ($ Thousands)		$471,819

Percentages are based on Net Assets of $471,636 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	206,083	$1,987
SEI Institutional International Trust International Equity Fund, Class A	2,020,798	15,924
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	5,425,731	55,288
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,462,286	13,775

Total Equity Funds (Cost $80,097) ($ Thousands)		86,974

FIXED INCOME FUNDS — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	389,094	3,984
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,188,443	7,749

Total Fixed Income Funds (Cost $9,642) ($ Thousands)		11,733

MONEY MARKET FUND (A) — 0.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	17,371	17

Total Money Market Fund (Cost $17) ($ Thousands)		17

Total Investments — 99.8% (Cost $89,756) ($ Thousands)		$98,724

Percentages are based on Net Assets of $98,923 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2009.

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	19

Statements of Assets and Liabilities ($ Thousands)

September 30, 2009 (Unaudited)

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund
ASSETS:
Investments in affiliated funds, at market value†	$43,632		$47,683		$125,050
Income distribution receivable from affiliated funds	67		78		177
Receivable for investment securities sold	18		39		102
Prepaid expenses	5		6		15
Receivable for fund shares sold	3		13		48
Receivable from administrator	1		2		4
Total Assets	43,726		47,821		125,396
LIABILITIES:
Bank overdraft	66		78		177
Payable for investment securities purchased	22		38		125
Payable for fund shares redeemed	14		7		7
Distribution fees payable	6		4		3
Investment advisory fees payable	4		4		10
Administrative servicing fees payable	1		1		4
Trustees’ fees payable	1		1		1
Chief Compliance Officer fees payable	—		—		1
Accrued expenses	8		9		22
Total Liabilities	122		142		350
Net Assets	$43,604		$47,679		$125,046
† Cost of investments in affiliated funds	44,183		49,599		115,386
NET ASSETS:
Paid in Capital — (unlimited authorization — no par value)	$49,686		$58,805		$164,698
Undistributed (distributions in excess of) net investment income	147		176		405
Accumulated net realized loss on investments	(5,678)		(9,386)		(49,721)
Net unrealized appreciation (depreciation) on investments	(551)		(1,916)		9,664
Net Assets	$43,604		$47,679		$125,046
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.90		$8.68		$8.82
	($33,055,311 ÷ 3,339,138 shares	)	($38,335,300 ÷ 4,418,721 shares	)	($99,065,225 ÷ 11,228,031 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$9.81		$8.64		$8.71
	($6,196,720 ÷ 631,855 shares	)	($4,319,312 ÷ 500,029 shares	)	($2,731,904 ÷ 313,682 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.87		$8.65		$8.79
	($4,351,493 ÷ 440,696 shares	)	($5,024,350 ÷ 580,519 shares	)	($23,249,060 ÷ 2,646,389 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Diversified Moderate Growth Fund		Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund

$ 77,843		$131,668		$ 71,604		$ 44,116
84		93		—		—
89		390		56		5
10		16		8		11
25		55		36		13
3		4		2		1
78,054		132,226		71,706		44,146

84		93		—		—
32		19		43		—
39		223		32		2
11		7		5		6
6		11		6		4
2		6		2		1
1		1		1		—
—		1		—		—
15		22		11		7
190		383		100		20
$ 77,864		$131,843		$ 71,606		$ 44,126
78,335		153,098		81,107		57,414

$109,735		$186,949		$102,968		$ 73,392
170		174		(35)		(23)
(31,549)		(33,850)		(21,824)		(15,945)
(492)		(21,430)		(9,503)		(13,298)
$ 77,864		$131,843		$ 71,606		$ 44,126
$9.50		$9.23		$9.32		$11.07
($56,619,252 ÷ 5,958,592 shares	)	($91,253,401 ÷ 9,884,357 shares	)	($54,977,885 ÷ 5,898,065 shares	)	($35,987,493 ÷ 3,249,580 shares	)
$9.44		$9.14		$8.66		$10.31
($9,562,191 ÷ 1,012,872 shares	)	($6,388,322 ÷ 698,811 shares	)	($3,986,128 ÷ 460,380 shares	)	($4,160,330 ÷ 403,661 shares	)
$9.49		$9.22		$9.29		$11.03
($11,682,278 ÷ 1,231,128 shares	)	($34,200,904 ÷ 3,711,353 shares	)	($12,641,657 ÷ 1,360,477 shares	)	($3,978,409 ÷ 360,648 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	21

Statements of Assets and Liabilities ($ Thousands)

September 30, 2009 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund	Conservative Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$41,419		$9,567	$110,659
Income distributions receivable from affiliated funds	30		32	200
Prepaid expenses	6		1	14
Receivable from administrator	2		1	5
Receivable for investment securities sold	—		—	25
Receivable for fund shares sold	—		—	6
Total Assets	41,457		9,601	110,909
LIABILITIES:
Payable for fund shares redeemed	123		14	325
Bank overdraft	30		32	199
Investment advisory fees payable	3		1	9
Trustees’ fees payable	1		—	2
Payable for investment securities purchased	—		123	39
Chief Compliance Officer fees payable	—		—	1
Accrued expenses	11		3	25
Total Liabilities	168		173	600
Net Assets	$41,289		$9,428	$110,309
† Cost of investments in affiliated funds	41,363		9,764	114,943
NET ASSETS:
Paid in Capital — (unlimited authorization — no par value)	$47,002		$14,002	$136,266
Undistributed net investment income	71		79	518
Accumulated net realized loss on investments	(5,840)		(4,456)	(22,191)
Net unrealized appreciation (depreciation) on investments	56		(197)	(4,284)
Net Assets	$41,289		$9,428	$110,309
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.30		$8.94	$9.10
	($41,288,630 ÷ 4,441,666 shares	)	($9,427,975 ÷ 1,054,388 shares )	($108,607,373 ÷ 11,929,490 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.28		N/A	$9.23
	($113.39 ÷ 12.213 shares	)		($1,701,197 ÷ 184,315 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$ 25,566		$299,460		$ 70,879
73		493		110
3		37		8
1		15		4
86		330		104
—		131		30
25,729		300,466		71,135

21		865		34
73		493		110
2		24		6
—		3		1
81		359		131
—		1		—
4		56		12
181		1,801		294
$ 25,548		$298,665		$ 70,841
23,127		310,368		72,060

$ 33,775		$395,489		$ 93,320
173		1,170		256
(10,839)		(87,086)		(21,554)
2,439		(10,908)		(1,181)
$ 25,548		$298,665		$ 70,841
$8.46		$9.41		$10.93
($25,548,450 ÷ 3,021,368 shares	)	($297,080,226 ÷ 31,572,662 shares	)	($70,840,520 ÷ 6,482,211 shares )
N/A		$9.61		N/A
		($1,585,019 ÷ 164,926 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	23

Statements of Assets and Liabilities ($ Thousands)

September 30, 2009 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$317,563		$55,304		$73,402
Receivable for investment securities sold	584		47		64
Receivable for fund shares sold	538		26		219
Income distributions receivable from affiliated funds	341		37		147
Prepaid expenses	35		7		9
Receivable from administrator	16		3		3
Total Assets	319,077		55,424		73,844
LIABILITIES:
Payable for fund shares redeemed	842		49		37
Bank overdraft	341		37		147
Payable for investment securities purchased	124		39		56
Investment advisory fees payable	26		4		6
Trustees’ fees payable	3		1		1
Distribution fees payable	1		—		—
Chief Compliance Officer fees payable	1		—		—
Accrued expenses	47		9		13
Total Liabilities	1,385		139		260
Net Assets	$317,692		$55,285		$73,584
† Cost of investments in affiliated funds	371,533		47,217		77,148
NET ASSETS:
Paid in Capital — (unlimited authorization — no par value)	$456,668		$73,514		$91,195
Undistributed net investment income	774		85		361
Accumulated net realized loss on investments	(85,780)		(26,401)		(14,226)
Net unrealized appreciation (depreciation) on investments	(53,970)		8,087		(3,746)
Net Assets	$317,692		$55,285		$73,584
Net Asset Value, Offering and Redemption Price Per Share — Class A	$8.99		$10.33		$9.19
	($310,587,052 ÷ 34,529,945 shares	)	($55,285,183 ÷ 5,350,775 shares	)	($73,584,063 ÷ 8,006,732 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$8.81		N/A		$9.47
	($7,104,517 ÷ 806,522 shares	)			($123.76 ÷ 13.062 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$18,636		$ 471,819		$ 98,724
—		537		265
—		111		29
13		753		67
2		57		13
1		24		5
18,652		473,301		99,103

25		337		53
12		754		67
53		448		35
2		38		8
—		5		1
—		1		—
—		2		—
3		80		16
95		1,665		180
$18,557		$ 471,636		$ 98,923
16,259		534,769		89,756

$23,200		$ 659,524		$136,131
29		1,804		152
(7,049)		(126,742)		(46,328)
2,377		(62,950)		8,968
$18,557		$ 471,636		$ 98,923
$9.38		$9.08		$11.27
($18,556,510 ÷ 1,979,140 shares	)	($464,050,771 ÷ 51,132,607 shares	)	($98,922,811 ÷ 8,781,027 shares	)
N/A		$8.97		N/A
		($7,584,860 ÷ 845,879 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	25

Statements of Operations ($ Thousands)

For the six months ended September 30, 2009 (Unaudited)

	Diversified Conservative Income Fund	Diversified Conservative Fund	Diversified Global Moderate Growth Fund
Investment Income:
Income Distributions from Affiliated Funds	$490	$572	$1,170
Expenses:
Administration Fees	41	45	116
Distribution Fees — Class D	22	16	9
Investment Advisory Fees	21	23	58
Shareholder Servicing Fees — Class D	7	5	3
Administrative Servicing Fees — Class I	5	6	26
Trustees’ Fees	1	1	2
Registration Fees	4	4	11
Professional Fees	3	4	10
Printing Fees	3	3	10
Custodian Fees/Wire Agent Fees	1	1	2
Other Expenses	1	1	2
Total Expenses	109	109	249
Less:
Administration Fees Waived	(41)	(45)	(116)
Reimbursement from Administrator	(9)	(10)	(25)
Net Expenses	59	54	108
Net Investment Income (Loss)	431	518	1,062
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Sales of Affiliated Funds	(1,288)	(833)	(15,320)
Net Change in Unrealized Appreciation from Affiliated Funds	6,231	8,670	43,025
Net Realized and Unrealized Gain from Affiliated Funds	4,943	7,837	27,705
Net Increase in Net Assets Resulting from Operations	$5,374	$8,355	$28,767

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Diversified Moderate Growth Fund	Diversified Global Growth Fund	Diversified Global Stock Fund	Diversified U.S. Stock Fund

$639	$672	$67	$56

73	121	64	39
32	21	13	14
36	60	32	20
11	7	4	5
14	40	14	4
1	2	1	1
9	12	6	3
6	10	5	3
6	10	6	3
1	2	1	1
1	2	1	1
190	287	147	94

(73)	(121)	(64)	(39)
(17)	(26)	(13)	(8)
100	140	70	47
539	532	(3)	9

(2,938)	(6,114)	(10,124)	(1,829)
19,013	39,784	30,117	13,343
16,075	33,670	19,993	11,514
$16,614	$34,202	$19,990	$11,523

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	27

Statements of Operations ($ Thousands)

For the six months ended September 30, 2009 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$207	$168	$1,213
Expenses:
Administration Fees	44	9	110
Investment Advisory Fees	22	5	55
Trustees’ Fees	1	—	2
Administrative Servicing Fees — Class I	—	—	2
Chief Compliance Officer Fees	—	—	—
Professional Fees	4	1	10
Printing Fees	4	1	9
Registration Fees	3	1	9
Custodian Fees/Wire Agent Fees	1	—	2
Other Expenses	1	—	1
Total Expenses	80	17	200
Less:
Administration Fees Waived	(44)	(9)	(110)
Reimbursement from Administrator	(14)	(3)	(34)
Net Expenses	22	5	56
Net Investment Income	185	163	1,157
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Affiliated Funds	(1,190)	(51)	(4,563)
Net Change in Unrealized Appreciation from Affiliated Funds	2,521	2,964	16,400
Net Realized and Unrealized Gain from Affiliated Funds	1,331	2,913	11,837
Net Increase in Net Assets Resulting from Operations	$1,516	$3,076	$12,994

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$348	$3,131	$651

22	276	65
11	138	33
—	5	1
—	2	—
—	1	—
2	24	5
2	23	5
2	28	7
—	5	1
1	4	1
40	506	118

(22)	(276)	(65)
(7)	(90)	(21)
11	140	32
337	2,991	619

502	(4,601)	(1,149)
6,391	58,055	19,690
6,893	53,454	18,541
$7,230	$56,445	$19,160

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2009 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$2,098	$303	$950
Expenses:
Administration Fees	279	52	66
Investment Advisory Fees	140	26	33
Administrative Servicing Fees — Class I	7	—	—
Trustees’ Fees	5	1	1
Chief Compliance Officer Fees	1	—	—
Registration Fees	26	6	6
Printing Fees	23	4	6
Professional Fees	22	4	6
Custodian Fees/Wire Agent Fees	4	1	1
Other Expenses	4	1	1
Total Expenses	511	95	120
Less:
Administration Fees Waived	(279)	(52)	(66)
Reimbursement from Administrator	(86)	(17)	(21)
Net Expenses	146	26	33
Net Investment Income	1,952	277	917
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Loss from Affiliated Funds	(29,206)	(1,531)	(1,473)
Net Change in Unrealized Appreciation from Affiliated Funds	116,354	17,917	14,666
Net Realized and Unrealized Gain from Affiliated Funds	87,148	16,386	13,193
Net Increase in Net Assets Resulting from Operations	$89,100	$16,663	$14,110

Amounts Designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$98	$4,759	$534

17	430	91
8	215	46
—	8	2
—	8	—
—	1	—
2	44	10
1	36	7
2	36	8
—	8	2
—	6	1
30	792	167

(17)	(430)	(91)
(5)	(139)	(31)
8	223	45
90	4,536	489

(290)	(13,503)	(1,869)
5,588	124,189	30,707
5,298	110,686	28,838
$5,388	$115,222	$29,327

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2009 (Unaudited) and the year ended March 31, 2009

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Operations:
Net Investment Income (Loss)	$431	$1,627	$518	$2,053	$1,062	$4,566
Net Realized Loss from Affiliated Funds	(1,288)	(4,275)	(833)	(8,323)	(15,320)	(33,837)
Capital Gain Distributions Received from Affiliated Funds	—	3	—	5	—	382
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	6,231	(4,871)	8,670	(8,673)	43,025	(28,347)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,374	(7,516)	8,355	(14,938)	28,767	(57,236)
Dividends and Distributions From:
Net Investment Income:
Class A	(240)	(1,346)	(293)	(1,739)	(564)	(3,761)
Class D	(30)	(160)	(25)	(125)	(9)	(65)
Class I	(29)	(124)	(39)	(196)	(114)	(813)
Net Realized Gains:
Class A	—	(227)	—	(717)	—	(3,378)
Class D	—	(39)	—	(72)	—	(75)
Class I	—	(23)	—	(89)	—	(796)
Total Dividends and Distributions	(299)	(1,919)	(357)	(2,938)	(687)	(8,888)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	2,343	10,034	3,596	11,058	5,697	24,396
Reinvestment of Dividends and Distributions	235	1,542	275	2,360	563	7,105
Cost of Shares Redeemed	(4,862)	(17,510)	(6,396)	(28,761)	(10,755)	(38,371)
Decrease in Net Assets Derived from Class A Transactions	(2,284)	(5,934)	(2,525)	(15,343)	(4,495)	(6,870)
Class D:
Proceeds from Shares Issued	148	1,240	252	822	167	470
Reinvestment of Dividends and Distributions	30	197	23	190	8	124
Cost of Shares Redeemed	(171)	(1,029)	(442)	(973)	(71)	(2,505)
Increase (Decrease) in Net Assets Derived from Class D Transactions	7	408	(167)	39	104	(1,911)
Class I:
Proceeds from Shares Issued	1,109	2,047	876	2,307	2,488	6,955
Reinvestment of Dividends and Distributions	29	147	39	281	115	1,603
Cost of Shares Redeemed	(317)	(2,547)	(1,066)	(2,543)	(3,896)	(7,915)
Increase (Decrease) in Net Assets Derived From Class I Transactions	821	(353)	(151)	45	(1,293)	643
Decrease in Net Assets Derived from Capital Share Transactions	(1,456)	(5,879)	(2,843)	(15,259)	(5,684)	(8,138)
Net Increase (Decrease) in Net Assets	3,619	(15,314)	5,155	(33,135)	22,396	(74,262)
Net Assets:
Beginning of Period	39,985	55,299	42,524	75,659	102,650	176,912
End of Period	$43,604	$39,985	$47,679	$42,524	$125,046	$102,650
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$147	$15	$176	$15	$405	$30

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Diversified Moderate Growth Fund		Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund
4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09

$539	$3,123	$532	$3,446	$(3)	$944	$9	$494
(2,938)	(28,482)	(6,114)	(27,533)	(10,124)	(10,665)	(1,829)	(2,824)
—	13	—	684	—	311	—	11
19,013	(15,182)	39,784	(56,061)	30,117	(36,115)	13,343	(22,815)
16,614	(40,528)	34,202	(79,464)	19,990	(45,525)	11,523	(25,134)

(303)	(2,580)	(281)	(2,651)	(31)	(776)	(31)	(440)
(28)	(200)	(5)	(83)	—	(24)	—	(21)
(55)	(362)	(88)	(753)	(1)	(148)	(1)	(36)

—	(2,352)	—	(5,466)	—	—	—	—
—	(298)	—	(310)	—	—	—	—
—	(393)	—	(1,753)	—	—	—	—
(386)	(6,185)	(374)	(11,016)	(32)	(948)	(32)	(497)

5,420	14,567	6,148	26,069	6,335	20,455	3,677	7,843
302	4,843	280	8,091	29	732	30	431
(11,592)	(79,432)	(15,371)	(61,734)	(8,221)	(27,062)	(4,310)	(13,527)
(5,870)	(60,022)	(8,943)	(27,574)	(1,857)	(5,875)	(603)	(5,253)

554	1,362	381	1,111	223	1,051	282	863
27	472	5	375	—	24	—	20
(393)	(3,494)	(260)	(1,857)	(263)	(1,087)	(390)	(1,624)
188	(1,660)	126	(371)	(40)	(12)	(108)	(741)

1,365	4,248	3,505	10,074	1,510	6,810	695	1,207
55	744	88	2,495	1	144	1	36
(1,630)	(5,174)	(4,411)	(12,320)	(1,595)	(5,990)	(415)	(1,150)
(210)	(182)	(818)	249	(84)	964	281	93
(5,892)	(61,864)	(9,635)	(27,696)	(1,981)	(4,923)	(430)	(5,901)
10,336	(108,577)	24,193	(118,176)	17,977	(51,396)	11,061	(31,532)

67,528	176,105	107,650	225,826	53,629	105,025	33,065	64,597
$77,864	$67,528	$131,843	$107,650	$71,606	$53,629	$44,126	$33,065
$170	$17	$174	$16	$(35)	$—	$(23)	$—

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2009 (Unaudited) and the year ended March 31, 2009

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Operations:
Net Investment Income	$185	$1,269	$163	$696
Net Realized Gain (Loss) from Affiliated Funds	(1,190)	(1,673)	(51)	(4,310)
Capital Gain Distributions Received from Affiliated Funds	—	33	—	75
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	2,521	(1,570)	2,964	(2,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,516	(1,941)	3,076	(6,259)
Dividends and Distributions From:
Net Investment Income:
Class A	(121)	(1,312)	(89)	(771)
Class I	—	—	N/A	N/A
Net Realized Gains:
Class A	—	—	—	(259)
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(121)	(1,312)	(89)	(1,030)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	5,472	40,482	926	12,560
Reinvestment of Dividends and Distributions	114	1,240	85	955
Cost of Shares Redeemed	(15,399)	(40,045)	(3,129)	(14,794)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(9,813)	1,677	(2,118)	(1,279)
Class I:
Proceeds from Shares Issued	—	—	N/A	N/A
Reinvestment of Dividends and Distributions	—	—	N/A	N/A
Cost of Shares Redeemed	—	—	N/A	N/A
Increase in Net Assets Derived from Class I Transactions	—	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(9,813)	1,677	(2,118)	(1,279)
Net Increase (Decrease) in Net Assets	(8,418)	(1,576)	869	(8,568)
Net Assets:
Beginning of Period	49,707	51,283	8,559	17,127
End of Period	$41,289	$49,707	$9,428	$8,559
Undistributed Net Investment Income Included in Net Assets at End of Period	$71	$7	$79	$5

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09

$1,157	$4,533	$337	$1,479	$2,991	$14,443	$619	$2,856
(4,563)	(12,528)	502	(11,050)	(4,601)	(81,322)	(1,149)	(20,130)
—	185	—	101	—	671	—	175
16,400	(16,946)	6,391	(4,106)	58,055	(46,216)	19,690	(22,806)
12,994	(24,756)	7,230	(13,576)	56,445	(112,424)	19,160	(39,905)

(665)	(4,673)	(173)	(1,582)	(1,893)	(15,089)	(376)	(3,031)
(8)	(45)	N/A	N/A	(8)	(43)	N/A	N/A

—	—	—	(553)	—	(1,807)	—	(1,432)
—	—	N/A	N/A	—	(5)	N/A	N/A
(673)	(4,718)	(173)	(2,135)	(1,901)	(16,944)	(376)	(4,463)

14,650	95,455	4,849	28,275	29,258	93,801	6,549	65,914
640	4,481	153	1,923	1,838	16,475	350	4,202
(24,767)	(94,551)	(3,759)	(39,141)	(36,717)	(210,446)	(11,447)	(89,508)
(9,477)	5,385	1,243	(8,943)	(5,621)	(100,170)	(4,548)	(19,392)

318	788	N/A	N/A	295	944	N/A	N/A
8	45	N/A	N/A	8	48	N/A	N/A
(164)	(649)	N/A	N/A	(266)	(772)	N/A	N/A
162	184	N/A	N/A	37	220	N/A	N/A
(9,315)	5,569	1,243	(8,943)	(5,584)	(99,950)	(4,548)	(19,392)
3,006	(23,905)	8,300	(24,654)	48,960	(229,318)	14,236	(63,760)
107,303	131,208	17,248	41,902	249,705	479,023	56,605	120,365
$110,309	$107,303	$25,548	$17,248	$298,665	$249,705	$70,841	$56,605
$518	$34	$173	$9	$1,170	$80	$256	$13

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2009 (Unaudited) and the year ended March 31, 2009

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Operations:
Net Investment Income	$1,952	$9,835	$277	$1,926
Net Realized Loss from Affiliated Funds	(29,206)	(56,170)	(1,531)	(24,948)
Capital Gain Distributions Received from Affiliated Funds	—	1,774	—	392
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	116,354	(132,871)	17,917	(12,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,100	(177,432)	16,663	(34,873)
Dividends and Distributions From:
Net Investment Income:
Class A	(1,197)	(10,115)	(197)	(1,981)
Class I	(21)	(106)	N/A	N/A
Net Realized Gains:
Class A	—	(14,041)	—	(149)
Class I	—	(155)	N/A	N/A
Total Dividends and Distributions	(1,218)	(24,417)	(197)	(2,130)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	35,654	193,303	3,940	96,200
Reinvestment of Dividends and Distributions	1,173	23,722	192	2,074
Cost of Shares Redeemed	(36,715)	(203,135)	(10,593)	(104,998)
Increase (Decrease) in Net Assets Derived from Class A Transactions	112	13,890	(6,461)	(6,724)
Class I:
Proceeds from Shares Issued	2,751	3,326	N/A	N/A
Reinvestment of Dividends and Distributions	21	261	N/A	N/A
Cost of Shares Redeemed	(411)	(3,656)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	2,361	(69)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,473	13,821	(6,461)	(6,724)
Net Increase (Decrease) in Net Assets	90,355	(188,028)	10,005	(43,727)
Net Assets:
Beginning of Period	227,337	415,365	45,280	89,007
End of Period	$317,692	$227,337	$55,285	$45,280
Undistributed Net Investment Income Included in Net Assets at End of Period	$774	$40	$85	$5
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09

$917	$3,390	$90	$519	$4,536	$20,286	$489	$3,472
(1,473)	(12,331)	(290)	(6,780)	(13,503)	(112,660)	(1,869)	(44,635)
—	230	—	118	—	1,752	—	668
14,666	(14,020)	5,588	(4,179)	124,189	(142,466)	30,707	(25,945)
14,110	(22,731)	5,388	(10,322)	115,222	(233,088)	29,327	(66,440)

(581)	(3,447)	(63)	(535)	(2,806)	(20,672)	(346)	(3,562)
—	—	N/A	N/A	(37)	(173)	N/A	N/A

—	(1,891)	—	(406)	—	(17,260)	—	(2,633)
—	—	N/A	N/A	—	(143)	N/A	N/A
(581)	(5,338)	(63)	(941)	(2,843)	(38,248)	(346)	(6,195)

9,752	38,563	1,103	34,611	45,903	256,727	6,047	168,530
575	5,273	62	877	2,747	37,316	329	5,960
(9,149)	(63,137)	(2,211)	(31,343)	(65,167)	(372,564)	(16,862)	(187,971)
1,178	(19,301)	(1,046)	4,145	(16,517)	(78,521)	(10,486)	(13,481)

—	—	N/A	N/A	1,594	4,658	N/A	N/A
—	—	N/A	N/A	37	316	N/A	N/A
—	—	N/A	N/A	(956)	(4,790)	N/A	N/A
—	—	N/A	N/A	675	184	N/A	N/A
1,178	(19,301)	(1,046)	4,145	(15,842)	(78,337)	(10,486)	(13,481)
14,707	(47,370)	4,279	(7,118)	96,537	(349,673)	18,495	(86,116)

58,877	106,247	14,278	21,396	375,099	724,772	80,428	166,544
$73,584	$58,877	$18,557	$14,278	$471,636	$375,099	$98,923	$80,428
$361	$25	$29	$2	$1,804	$111	$152	$9

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	37

Financial Highlights

For the six months ended September 30, 2009 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Conservative Income Fund
Class A
2009@	$8.74	$0.11	$1.12	$1.23	$(0.07)	$—	$(0.07)	$9.90	14.16%	$33,055	0.12%	2.25%	0.36%	99%
2009	10.75	0.36	(1.95)	(1.59)	(0.36)	(0.06)	(0.42)	8.74	(14.94)	31,430	0.12	3.61	0.35	87
2008	11.35	0.44	(0.48)	(0.04)	(0.49)	(0.07)	(0.56)	10.75	(0.41)	44,804	0.12	3.89	0.34	20
2007	11.28	0.43	0.36	0.79	(0.46)	(0.26)	(0.72)	11.35	7.21	47,155	0.12	3.76	0.35	17
2006	11.07	0.34	0.29	0.63	(0.35)	(0.07)	(0.42)	11.28	5.70	56,119	0.12	3.04	0.36	41
2005	11.22	0.27	0.02	0.29	(0.32)	(0.12)	(0.44)	11.07	2.62	57,892	0.12	2.40	0.41	27
Class D
2009@	$8.68	$0.06	$1.12	$1.18	$(0.05)	$—	$(0.05)	$9.81	13.61%	$6,197	1.12%	1.25%	1.36%	99%
2009	10.68	0.26	(1.94)	(1.68)	(0.26)	(0.06)	(0.32)	8.68	(15.81)	5,485	1.12	2.64	1.35	87
2008	11.28	0.32	(0.47)	(0.15)	(0.38)	(0.07)	(0.45)	10.68	(1.40)	6,298	1.12	2.89	1.34	20
2007	11.21	0.31	0.36	0.67	(0.34)	(0.26)	(0.60)	11.28	6.17	7,258	1.12	2.77	1.35	17
2006	11.01	0.22	0.28	0.50	(0.23)	(0.07)	(0.30)	11.21	4.53	8,453	1.12	2.02	1.36	41
2005	11.13	0.15	0.03	0.18	(0.18)	(0.12)	(0.30)	11.01	1.63	12,177	1.12	1.39	1.41	27
Class I
2009@	$8.73	$0.09	$1.12	$1.21	$(0.07)	$—	$(0.07)	$9.87	13.88%	$4,352	0.37%	1.99%	0.61%	99%
2009	10.73	0.33	(1.93)	(1.60)	(0.34)	(0.06)	(0.40)	8.73	(15.09)	3,070	0.37	3.38	0.60	87
2008	11.33	0.41	(0.48)	(0.07)	(0.46)	(0.07)	(0.53)	10.73	(0.67)	4,197	0.37	3.63	0.59	20
2007	11.26	0.40	0.36	0.76	(0.43)	(0.26)	(0.69)	11.33	6.96	4,739	0.37	3.51	0.60	17
2006	11.06	0.32	0.27	0.59	(0.32)	(0.07)	(0.39)	11.26	5.36	4,165	0.37	2.79	0.61	41
2005	11.20	0.24	0.03	0.27	(0.29)	(0.12)	(0.41)	11.06	2.41	3,660	0.37	2.16	0.66	27
Diversified Conservative Fund
Class A
2009@	$7.25	$0.10	$1.40	$1.50	$(0.07)	$—	$(0.07)	$8.68	20.73%	$38,336	0.12%	2.42%	0.36%	96%
2009	10.06	0.33	(2.65)	(2.32)	(0.34)	(0.15)	(0.49)	7.25	(23.40)	34,445	0.12	3.69	0.35	91
2008	11.03	0.38	(0.60)	(0.22)	(0.50)	(0.25)	(0.75)	10.06	(2.28)	64,565	0.12	3.49	0.34	24
2007	10.97	0.37	0.57	0.94	(0.41)	(0.47)	(0.88)	11.03	8.79	80,537	0.12	3.34	0.35	32
2006	10.48	0.30	0.55	0.85	(0.30)	(0.06)	(0.36)	10.97	8.21	94,597	0.12	2.80	0.36	43
2005	10.50	0.27	0.14	0.41	(0.31)	(0.12)	(0.43)	10.48	3.93	92,261	0.12	2.55	0.41	18
Class D
2009@	$7.24	$0.06	$1.39	$1.45	$(0.05)	$—	$(0.05)	$8.64	20.03%	$4,319	1.12%	1.42%	1.36%	96%
2009	10.03	0.24	(2.63)	(2.39)	(0.25)	(0.15)	(0.40)	7.24	(24.06)	3,757	1.12	2.77	1.35	91
2008	11.01	0.27	(0.61)	(0.34)	(0.39)	(0.25)	(0.64)	10.03	(3.37)	5,099	1.12	2.50	1.34	24
2007	10.96	0.26	0.56	0.82	(0.30)	(0.47)	(0.77)	11.01	7.62	6,559	1.12	2.34	1.35	32
2006	10.47	0.19	0.56	0.75	(0.20)	(0.06)	(0.26)	10.96	7.15	8,942	1.12	1.80	1.36	43
2005	10.46	0.16	0.15	0.31	(0.18)	(0.12)	(0.30)	10.47	2.96	9,062	1.12	1.53	1.41	18
Class I
2009@	$7.24	$0.09	$1.38	$1.47	$(0.06)	$—	$(0.06)	$8.65	20.41%	$5,024	0.37%	2.17%	0.61%	96%
2009	10.04	0.31	(2.64)	(2.33)	(0.32)	(0.15)	(0.47)	7.24	(23.54)	4,322	0.37	3.54	0.60	91
2008	11.02	0.35	(0.61)	(0.26)	(0.47)	(0.25)	(0.72)	10.04	(2.63)	5,995	0.37	3.23	0.59	24
2007	10.96	0.34	0.57	0.91	(0.38)	(0.47)	(0.85)	11.02	8.54	8,010	0.37	3.12	0.60	32
2006	10.47	0.27	0.56	0.83	(0.28)	(0.06)	(0.34)	10.96	7.95	7,250	0.37	2.54	0.61	43
2005	10.49	0.24	0.14	0.38	(0.28)	(0.12)	(0.40)	10.47	3.62	7,571	0.37	2.31	0.66	18
Diversified Global Moderate Growth Fund
Class A
2009@	$6.88	$0.08	$1.91	$1.99	$(0.05)	$—	$(0.05)	$8.82	29.00%	$99,065	0.12%	1.90%	0.36%	70%
2009	10.99	0.29	(3.82)	(3.53)	(0.30)	(0.28)	(0.58)	6.88	(32.59)	81,133	0.12	3.17	0.35	96
2008	12.38	0.37	(0.93)	(0.56)	(0.56)	(0.27)	(0.83)	10.99	(4.94)	140,606	0.12	2.99	0.34	25
2007	11.96	0.35	0.87	1.22	(0.42)	(0.38)	(0.80)	12.38	10.44	168,886	0.12	2.86	0.34	28
2006	10.92	0.27	1.09	1.36	(0.27)	(0.05)	(0.32)	11.96	12.64	178,977	0.12	2.40	0.36	58
2005	11.12	0.25	0.41	0.66	(0.30)	(0.56)	(0.86)	10.92	5.99	158,229	0.12	2.24	0.41	24
Class D
2009@	$6.81	$0.04	$1.89	$1.93	$(0.03)	$—	$(0.03)	$8.71	28.38%	$2,732	1.12%	0.90%	1.36%	70%
2009	10.87	0.19	(3.77)	(3.58)	(0.20)	(0.28)	(0.48)	6.81	(33.24)	2,049	1.12	2.01	1.35	96
2008	12.26	0.25	(0.92)	(0.67)	(0.45)	(0.27)	(0.72)	10.87	(5.90)	5,325	1.12	2.09	1.34	25
2007	11.85	0.23	0.85	1.08	(0.29)	(0.38)	(0.67)	12.26	9.32	4,739	1.12	1.89	1.34	28
2006	10.82	0.16	1.07	1.23	(0.15)	(0.05)	(0.20)	11.85	11.51	7,674	1.12	1.38	1.36	58
2005	11.00	0.14	0.40	0.54	(0.16)	(0.56)	(0.72)	10.82	4.96	8,347	1.12	1.29	1.41	24
Class I
2009@	$6.86	$0.07	$1.90	$1.97	$(0.04)	$—	$(0.04)	$8.79	28.85%	$23,249	0.37%	1.65%	0.61%	70%
2009	10.95	0.27	(3.80)	(3.53)	(0.28)	(0.28)	(0.56)	6.86	(32.70)	19,468	0.37	2.97	0.60	96
2008	12.34	0.34	(0.93)	(0.59)	(0.53)	(0.27)	(0.80)	10.95	(5.19)	30,981	0.37	2.78	0.59	25
2007	11.93	0.33	0.85	1.18	(0.39)	(0.38)	(0.77)	12.34	10.13	31,814	0.37	2.70	0.59	28
2006	10.89	0.24	1.09	1.33	(0.24)	(0.05)	(0.29)	11.93	12.41	18,748	0.37	2.15	0.61	58
2005	11.08	0.23	0.41	0.64	(0.27)	(0.56)	(0.83)	10.89	5.80	13,973	0.37	2.10	0.67	24

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Financial Highlights

For the six months ended September 30, 2009 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified Moderate Growth Fund
Class A
2009@	$7.57	$0.07	$1.91	$1.98	$(0.05)	$—	$(0.05)	$9.50	26.23%	$56,619	0.12%	1.63%	0.37%	80%
2009	11.81	0.28	(3.92)	(3.64)	(0.30)	(0.30)	(0.60)	7.57	(31.17)	50,544	0.12	2.73	0.35	76
2008	13.64	0.37	(0.96)	(0.59)	(0.56)	(0.68)	(1.24)	11.81	(4.95)	147,548	0.12	2.77	0.34	13
2007	13.29	0.34	0.94	1.28	(0.45)	(0.48)	(0.93)	13.64	9.85	194,744	0.12	2.55	0.35	15
2006	12.20	0.27	1.11	1.38	(0.28)	(0.01)	(0.29)	13.29	11.41	338,254	0.12	2.15	0.36	52
2005	11.91	0.25	0.35	0.60	(0.27)	(0.04)	(0.31)	12.20	5.09	337,643	0.12	2.08	0.40	18
Class D
2009@	$7.54	$0.03	$1.90	$1.93	$(0.03)	$—	$(0.03)	$9.44	25.61%	$9,562	1.12%	0.63%	1.37%	80%
2009	11.75	0.19	(3.90)	(3.71)	(0.20)	(0.30)	(0.50)	7.54	(31.81)	7,490	1.12	1.87	1.35	76
2008	13.58	0.24	(0.96)	(0.72)	(0.43)	(0.68)	(1.11)	11.75	(5.94)	13,301	1.12	1.78	1.34	13
2007	13.24	0.22	0.92	1.14	(0.32)	(0.48)	(0.80)	13.58	8.70	17,844	1.12	1.67	1.35	15
2006	12.16	0.15	1.09	1.24	(0.15)	(0.01)	(0.16)	13.24	10.27	19,586	1.12	1.15	1.36	52
2005	11.84	0.12	0.36	0.48	(0.12)	(0.04)	(0.16)	12.16	4.08	18,569	1.12	1.03	1.40	18
Class I
2009@	$7.57	$0.06	$1.90	$1.96	$(0.04)	$—	$(0.04)	$9.49	26.01%	$11,683	0.37%	1.39%	0.62%	80%
2009	11.80	0.26	(3.91)	(3.65)	(0.28)	(0.30)	(0.58)	7.57	(31.29)	9,494	0.37	2.64	0.60	76
2008	13.63	0.34	(0.96)	(0.62)	(0.53)	(0.68)	(1.21)	11.80	(5.20)	15,256	0.37	2.53	0.59	13
2007	13.29	0.32	0.92	1.24	(0.42)	(0.48)	(0.90)	13.63	9.49	23,382	0.37	2.42	0.60	15
2006	12.20	0.24	1.11	1.35	(0.25)	(0.01)	(0.26)	13.29	11.14	23,262	0.37	1.91	0.61	52
2005	11.90	0.22	0.35	0.57	(0.23)	(0.04)	(0.27)	12.20	4.87	19,137	0.37	1.81	0.65	18
Diversified Global Growth Fund
Class A
2009@	$6.92	$0.04	$2.30	$2.34	$(0.03)	$—	$(0.03)	$9.23	33.85%	$91,254	0.12%	0.99%	0.36%	49%
2009	12.51	0.22	(5.11)	(4.89)	(0.22)	(0.48)	(0.70)	6.92	(39.45)	76,704	0.12	2.12	0.35	70
2008	14.45	0.31	(1.23)	(0.92)	(0.61)	(0.41)	(1.02)	12.51	(7.04)	170,825	0.12	2.14	0.34	17
2007	13.61	0.29	1.22	1.51	(0.39)	(0.28)	(0.67)	14.45	11.29	213,992	0.12	2.07	0.34	23
2006	12.01	0.21	1.67	1.88	(0.21)	(0.07)	(0.28)	13.61	15.81	236,477	0.12	1.64	0.36	69
2005	11.63	0.20	0.60	0.80	(0.22)	(0.20)	(0.42)	12.01	6.89	206,579	0.12	1.69	0.40	16
Class D
2009@	$6.87	$—	$2.28	$2.28	$(0.01)	$—	$(0.01)	$9.14	33.17%	$6,388	1.12%	(0.01)%	1.36%	49%
2009	12.42	0.12	(5.07)	(4.95)	(0.12)	(0.48)	(0.60)	6.87	(40.07)	4,705	1.12	1.19	1.35	70
2008	14.36	0.17	(1.23)	(1.06)	(0.47)	(0.41)	(0.88)	12.42	(8.02)	8,649	1.12	1.16	1.34	17
2007	13.52	0.16	1.21	1.37	(0.25)	(0.28)	(0.53)	14.36	10.25	11,161	1.12	1.13	1.34	23
2006	11.93	0.08	1.66	1.74	(0.08)	(0.07)	(0.15)	13.52	14.69	14,026	1.12	0.62	1.36	69
2005	11.54	0.07	0.60	0.67	(0.08)	(0.20)	(0.28)	11.93	5.76	13,309	1.12	0.63	1.40	16
Class I
2009@	$6.91	$0.03	$2.30	$2.33	$(0.02)	$—	$(0.02)	$9.22	33.81%	$34,201	0.37%	0.74%	0.61%	49%
2009	12.49	0.20	(5.10)	(4.90)	(0.20)	(0.48)	(0.68)	6.91	(39.60)	26,241	0.37	1.98	0.60	70
2008	14.44	0.28	(1.24)	(0.96)	(0.58)	(0.41)	(0.99)	12.49	(7.34)	46,352	0.37	1.96	0.59	17
2007	13.61	0.27	1.20	1.47	(0.36)	(0.28)	(0.64)	14.44	10.95	45,378	0.37	1.96	0.59	23
2006	12.00	0.18	1.68	1.86	(0.18)	(0.07)	(0.25)	13.61	15.63	32,240	0.37	1.44	0.61	69
2005	11.62	0.17	0.60	0.77	(0.19)	(0.20)	(0.39)	12.00	6.59	22,177	0.37	1.47	0.66	16
Diversified Global Stock Fund
Class A
2009@	$6.74	$—	$2.59	$2.59	$(0.01)	$—	$(0.01)	$9.32	38.37%	$54,978	0.12%	0.09%	0.36%	25%
2009	12.52	0.13	(5.79)	(5.66)	(0.12)	—	(0.12)	6.74	(45.31)	41,488	0.12	1.27	0.35	50
2008	14.40	0.20	(1.50)	(1.30)	(0.58)	—	(0.58)	12.52	(9.49)	82,495	0.12	1.36	0.34	20
2007	13.11	0.18	1.41	1.59	(0.30)	—	(0.30)	14.40	12.18	120,818	0.12	1.36	0.34	23
2006	11.16	0.11	1.97	2.08	(0.11)	(0.02)	(0.13)	13.11	18.75	142,449	0.12	0.95	0.36	86
2005	10.52	0.11	0.69	0.80	(0.12)	(0.04)	(0.16)	11.16	7.62	123,048	0.12	1.07	0.41	19
Class D
2009@	$6.29	$(0.03)	$2.40	$2.37	$—	$—	$—	$8.66	37.68%	$3,986	1.12%	(0.90)%	1.36%	25%
2009	11.71	0.03	(5.40)	(5.37)	(0.05)	—	(0.05)	6.29	(45.84)	2,924	1.12	0.30	1.35	50
2008	13.52	0.06	(1.42)	(1.36)	(0.45)	—	(0.45)	11.71	(10.43)	5,204	1.12	0.45	1.34	20
2007	12.36	0.05	1.31	1.36	(0.20)	—	(0.20)	13.52	11.03	5,908	1.12	0.43	1.34	23
2006	10.57	(0.01)	1.86	1.85	(0.04)	(0.02)	(0.06)	12.36	17.53	6,046	1.12	(0.10)	1.36	86
2005	10.01	—	0.66	0.66	(0.06)	(0.04)	(0.10)	10.57	6.57	6,920	1.12	0.05	1.41	19
Class I
2009@	$6.73	$(0.01)	$2.57	$2.56	$—	$—	$—	$9.29	38.06%	$12,642	0.37%	(0.15)%	0.61%	25%
2009	12.49	0.10	(5.76)	(5.66)	(0.10)	—	(0.10)	6.73	(45.41)	9,217	0.37	1.01	0.60	50
2008	14.36	0.18	(1.51)	(1.33)	(0.54)	—	(0.54)	12.49	(9.67)	17,326	0.37	1.26	0.59	20
2007	13.08	0.18	1.36	1.54	(0.26)	—	(0.26)	14.36	11.88	17,836	0.37	1.37	0.59	23
2006	11.14	0.10	1.94	2.04	(0.08)	(0.02)	(0.10)	13.08	18.40	9,110	0.37	0.82	0.61	86
2005	10.50	0.10	0.67	0.77	(0.09)	(0.04)	(0.13)	11.14	7.35	8,445	0.37	0.96	0.66	19

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	39

Financial Highlights

For the six months ended September 30, 2009 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital		Total Dividends and Distributions	Net Assets Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Diversified U.S. Stock Fund
Class A
2009@	$8.19	$0.01		$2.88	$2.89	$(0.01)	$—	$—		$(0.01)	$11.07	35.30%		$35,988	0.12%		0.16%	0.36%	18%
2009	14.52	0.13		(6.33)	(6.20)	(0.13)	—	—		(0.13)	8.19	(42.84)		27,174	0.12		1.12	0.35	23
2008	16.76	0.18		(1.92)	(1.74)	(0.50)	—	—		(0.50)	14.52	(10.71)		53,598	0.12		1.09	0.34	11
2007	15.52	0.15		1.36	1.51	(0.27)	—	—		(0.27)	16.76	9.80		74,105	0.12		0.92	0.34	15
2006	13.46	0.08		2.08	2.16	(0.07)	(0.03)	—		(0.10)	15.52	16.10		89,770	0.12		0.57	0.37	101
2005	12.91	0.10		0.62	0.72	(0.11)	(0.06)	—		(0.17)	13.46	5.62		89,902	0.12		0.79	0.41	11
Class D
2009@	$7.65	$(0.04)		$2.70	$2.66	$—	$—	$—		$—	$10.31	34.77%		$4,160	1.12%		(0.83)%	1.36%	18%
2009	13.61	0.01		(5.92)	(5.91)	(0.05)	—	—		(0.05)	7.65	(43.42)		3,169	1.12		0.13	1.35	23
2008	15.75	0.01		(1.81)	(1.80)	(0.34)	—	—		(0.34)	13.61	(11.66)		6,311	1.12		0.08	1.34	11
2007	14.60	(0.01)		1.29	1.28	(0.13)	—	—		(0.13)	15.75	8.78		11,205	1.12		(0.10)	1.34	15
2006	12.73	(0.06)		1.96	1.90	—	(0.03)	—		(0.03)	14.60	14.91		13,190	1.12		(0.43)	1.37	101
2005	12.25	(0.03)		0.59	0.56	(0.02)	(0.06)	—		(0.08)	12.73	4.57		12,676	1.12		(0.21)	1.41	11
Class I
2009@	$8.16	$—		$2.87	$2.87	$—	$—	$—		$—	$11.03	35.23%		$3,978	0.37%		(0.09)%	0.61%	18%
2009	14.48	0.11		(6.32)	(6.21)	(0.11)	—	—		(0.11)	8.16	(43.01)		2,722	0.37		0.92	0.60	23
2008	16.72	0.14		(1.92)	(1.78)	(0.46)	—	—		(0.46)	14.48	(10.96)		4,688	0.37		0.85	0.59	11
2007	15.48	0.11		1.36	1.47	(0.23)	—	—		(0.23)	16.72	9.56		5,775	0.37		0.69	0.59	15
2006	13.44	0.05		2.07	2.12	(0.05)	(0.03)	—		(0.08)	15.48	15.78		5,936	0.37		0.35	0.62	101
2005	12.89	0.08		0.61	0.69	(0.08)	(0.06)	—		(0.14)	13.44	5.35		4,323	0.37		0.58	0.66	11
Defensive Strategy Fund
Class A
2009@	$9.01	$0.04		$0.28	$0.32	$(0.03)	$—	$—		$(0.03)	$9.30	3.50%		$41,289	0.10%		0.84%	0.36%	82%
2009	9.68	0.25		(0.66)	(0.41)	(0.26)	—	—		(0.26)	9.01	(4.30)		49,707	0.10		2.69	0.35	64
2008	10.90	0.45		(1.04)	(0.59)	(0.51)	(0.12)	—		(0.63)	9.68	(5.63)		51,283	0.10		4.25	0.34	40
2007	10.58	0.48		0.36	0.84	(0.50)	(0.02)	—		(0.52)	10.90	8.08		109,333	0.10		4.48	0.34	94
2006	10.34	0.39		0.20	0.59	(0.33)	(0.02)	—		(0.35)	10.58	5.81		99,511	0.10		3.69	0.35	46
2005	10.29	0.29		0.06	0.35	(0.25)	(0.05)	—		(0.30)	10.34	3.44		26,587	0.10		2.78	0.49	52
Class I
2009@	$9.04	$—		$0.27	$0.27	$(0.03)	$—	$—		$(0.03)	$9.28	2.94%		$—	0.10	%††	0.09%	0.36%	82%
2009	9.68	0.25		(0.63)	(0.38)	(0.26)	—	—		(0.26)	9.04	(3.98	)(1)(2)	—	0.10	††	2.66	0.35	64
2008	10.96	0.39		(1.04)	(0.65)	(0.51)	(0.12)	—		(0.63)	9.68	(6.22	)(1)	—	0.10	††	3.68	0.34	40
2007	10.70	0.43		0.35	0.78	(0.50)	(0.02)	—		(0.52)	10.96	7.42	(1)	—	0.10	††	3.96	0.34	94
2006	10.46	0.37	^	0.22	0.59	(0.33)	(0.02)	—		(0.35)	10.70	5.74	(1)	—	0.10	††	3.69	0.35	46
2005	10.30	0.38	^	0.08	0.46	(0.25)	(0.05)	—		(0.30)	10.46	4.51	(1)(2)	—	0.10	††	2.78	0.49	52
Defensive Strategy Allocation Fund
Class A
2009@	$6.42	$0.14		$2.45	$2.59	$(0.07)	$—	$—		$(0.07)	$8.94	40.59%		$9,428	0.10%		3.57%	0.37%	59%
2009	11.48	0.50		(4.64)	(4.14)	(0.64)	(0.28)	—		(0.92)	6.42	(37.14)		8,559	0.10		5.16	0.35	143
2008	13.55	0.51		(1.48)	(0.97)	(0.72)	(0.38)	—		(1.10)	11.48	(7.61)		17,127	0.10		3.95	0.34	37
2007	12.68	0.51		1.19	1.70	(0.63)	(0.20)	—		(0.83)	13.55	13.85		20,856	0.10		3.90	0.33	34
2006(6)	11.48	0.40		1.31	1.71	(0.36)	(0.15)	—		(0.51)	12.68	15.10		20,027	0.10		3.74	0.36	49
2005(4)	40.84	0.88		0.16	1.04	(0.80)	(0.16)	(29.44	)(3)	(30.40)	11.48	3.09		4,608	0.10		2.14	0.59	212
Conservative Strategy Fund
Class A
2009@	$8.13	$0.09		$0.93	$1.02	$(0.05)	$—	$—		$(0.05)	$9.10	12.62%		$108,608	0.10%		2.11%	0.36%	41%
2009	10.30	0.35		(2.16)	(1.81)	(0.36)	—	—		(0.36)	8.13	(17.85)		105,925	0.10		3.71	0.36	72
2008	11.68	0.44		(1.19)	(0.75)	(0.54)	(0.09)	—		(0.63)	10.30	(6.73)		129,724	0.10		3.90	0.34	66
2007	11.13	0.45		0.63	1.08	(0.51)	(0.02)	—		(0.53)	11.68	9.88		146,872	0.10		3.98	0.35	103
2006	10.61	0.38		0.53	0.91	(0.34)	(0.05)	—		(0.39)	11.13	8.72		110,248	0.10		3.48	0.35	15
2005	10.43	0.31		0.22	0.53	(0.28)	(0.07)	—		(0.35)	10.61	5.12		47,268	0.10		2.97	0.46	49
Class I
2009@	$8.25	$0.08		$0.95	$1.03	$(0.05)	$—	$—		$(0.05)	$9.23	12.49%		$1,701	0.35%		1.86%	0.61%	41%
2009	10.44	0.32		(2.17)	(1.85)	(0.34)	—	—		(0.34)	8.25	(18.02)		1,378	0.35		3.43	0.61	72
2008	11.83	0.43		(1.22)	(0.79)	(0.51)	(0.09)	—		(0.60)	10.44	(6.95)		1,484	0.35		3.83	0.59	66
2007	11.29	0.53		0.52	1.05	(0.49)	(0.02)	—		(0.51)	11.83	9.49		518	0.35		4.47	0.59	103
2006	10.75	0.39	^	0.54	0.93	(0.34)	(0.05)	—		(0.39)	11.29	8.79	(2)	—	0.10	††	3.48	0.35	15
2005	10.46	0.37	^	0.27	0.64	(0.28)	(0.07)	—		(0.35)	10.75	6.17	(2)	—	0.10	††	2.97	0.46	49

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Financial Highlights

For the six months ended September 30, 2009 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Year	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital		Total Dividends and Distributions	Net Assets Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Conservative Strategy Allocation Fund
Class A
2009@	$6.08	$0.11		$2.33	$2.44	$(0.06)	$—	$—		$(0.06)	$8.46	40.25%		$25,548	0.10%	3.03%	0.36%	60%
2009	10.50	0.41		(4.20)	(3.79)	(0.45)	(0.18)	—		(0.63)	6.08	(36.98)		17,248	0.10	4.65	0.35	135
2008	12.20	0.41		(1.34)	(0.93)	(0.61)	(0.16)	—		(0.77)	10.50	(7.98)		41,902	0.10	3.53	0.34	37
2007	11.30	0.40		1.18	1.58	(0.52)	(0.16)	—		(0.68)	12.20	14.27		47,553	0.10	3.42	0.34	25
2006(7)	10.18	0.32		1.30	1.62	(0.32)	(0.18)	—		(0.50)	11.30	16.29		37,197	0.10	3.22	0.37	28
2005(5)	20.90	0.52		0.48	1.00	(0.50)	(0.14)	(11.08	)(3)	(11.72)	10.18	5.18		25,443	0.10	2.48	0.45	167
Moderate Strategy Fund
Class A
2009@	$7.70	$0.09		$1.68	$1.77	$(0.06)	$—	$—		$(0.06)	$9.41	23.07%		$297,080	0.10%	2.17%	0.37%	60%
2009	11.05	0.37		(3.27)	(2.90)	(0.40)	(0.05)	—		(0.45)	7.70	(26.71)		248,422	0.10	3.77	0.35	76
2008	12.43	0.44		(1.16)	(0.72)	(0.55)	(0.11)	—		(0.66)	11.05	(6.15)		477,612	0.10	3.64	0.34	31
2007	11.82	0.43		0.78	1.21	(0.47)	(0.13)	—		(0.60)	12.43	10.49		529,251	0.10	3.54	0.34	49
2006	11.03	0.37		0.82	1.19	(0.34)	(0.06)	—		(0.40)	11.82	10.89		342,663	0.10	3.22	0.35	6
2005	10.69	0.34		0.33	0.67	(0.28)	(0.05)	—		(0.33)	11.03	6.32		163,817	0.10	3.06	0.41	27
Class I
2009@	$7.87	$0.08		$1.71	$1.79	$(0.05)	$—	$—		$(0.05)	$9.61	22.88%		$1,585	0.35%	1.92%	0.62%	60%
2009	11.28	0.36		(3.34)	(2.98)	(0.38)	(0.05)	—		(0.43)	7.87	(26.88)		1,283	0.35	3.66	0.60	76
2008	12.67	0.45		(1.21)	(0.76)	(0.52)	(0.11)	—		(0.63)	11.28	(6.32)		1,411	0.35	3.69	0.59	31
2007	12.05	0.48		0.72	1.20	(0.45)	(0.13)	—		(0.58)	12.67	10.22		691	0.35	3.82	0.59	49
2006	11.18	0.42	^	0.85	1.27	(0.34)	(0.06)	—		(0.40)	12.05	11.46	(1)(2)	—	0.10 ††	3.22	0.35	6
2005	10.73	0.42	^	0.36	0.78	(0.28)	(0.05)	—		(0.33)	11.18	7.34	(1)(2)	—	0.10 ††	3.06	0.41	27
Moderate Strategy Allocation Fund
Class A
2009@	$8.15	$0.09		$2.75	$2.84	$(0.06)	$—	$—		$(0.06)	$10.93	34.91%		$70,841	0.10%	1.89%	0.36%	35%
2009	13.65	0.35		(5.27)	(4.92)	(0.39)	(0.19)	—		(0.58)	8.15	(36.58)		56,605	0.10	3.05	0.35	86
2008	15.41	0.37		(1.33)	(0.96)	(0.63)	(0.17)	—		(0.80)	13.65	(6.65)		120,365	0.10	2.45	0.34	16
2007	14.03	0.35		1.53	1.88	(0.47)	(0.03)	—		(0.50)	15.41	13.56		128,135	0.10	2.44	0.34	12
2006(7)	12.54	0.28		1.58	1.86	(0.27)	(0.10)	—		(0.37)	14.03	14.98		91,539	0.10	2.26	0.36	12
2005(5)	21.16	0.52		0.58	1.10	(0.46)	(0.14)	(9.12	)(3)	(9.72)	12.54	5.61		40,281	0.10	2.39	0.43	137
Aggressive Strategy Fund
Class A
2009@	$6.50	$0.06		$2.46	$2.52	$(0.03)	$—	$—		$(0.03)	$8.99	38.94%		$310,587	0.10%	1.40%	0.36%	31%
2009	12.09	0.27		(5.18)	(4.91)	(0.28)	(0.40)	—		(0.68)	6.50	(41.12)		224,237	0.10	2.82	0.35	89
2008	13.96	0.34		(1.35)	(1.01)	(0.64)	(0.22)	—		(0.86)	12.09	(7.83)		410,235	0.10	2.46	0.34	18
2007	13.18	0.36		1.16	1.52	(0.41)	(0.33)	—		(0.74)	13.96	11.74		404,880	0.10	2.68	0.34	14
2006	11.45	0.28		1.75	2.03	(0.24)	(0.06)	—		(0.30)	13.18	17.90		192,654	0.10	2.27	0.35	60
2005	10.89	0.30		0.56	0.86	(0.24)	(0.06)	—		(0.30)	11.45	7.87		73,500	0.10	2.66	0.43	13
Class I
2009@	$6.37	$0.04		$2.43	$2.47	$(0.03)	$—	$—		$(0.03)	$8.81	38.86%		$7,105	0.35%	1.15%	0.61%	31%
2009	11.87	0.25		(5.09)	(4.84)	(0.26)	(0.40)	—		(0.66)	6.37	(41.28)		3,100	0.35	2.66	0.60	89
2008	13.73	0.33		(1.36)	(1.03)	(0.61)	(0.22)	—		(0.83)	11.87	(8.10)		5,130	0.35	2.42	0.59	18
2007	12.99	0.37		1.09	1.46	(0.39)	(0.33)	—		(0.72)	13.73	11.47		3,777	0.35	2.74	0.59	14
2006	11.36	0.18	^	1.75	1.93	(0.24)	(0.06)	—		(0.30)	12.99	17.16	(1)	—	0.10 ††	2.27	0.35	60
2005	10.87	0.17	^	0.62	0.79	(0.24)	(0.06)	—		(0.30)	11.36	7.24	(1)	—	0.10 ††	2.66	0.43	13
Tax-Managed Aggressive Strategy Fund
Class A
2009@	$7.47	$0.05		$2.84	$2.89	$(0.03)	$—	$—		$(0.03)	$10.33	38.84%		$55,285	0.10%	1.08%	0.37%	24%
2009	12.85	0.26		(5.38)	(5.12)	(0.24)	(0.02)	—		(0.26)	7.47	(40.20)		45,280	0.10	2.57	0.35	126
2008	14.29	0.27		(1.06)	(0.79)	(0.42)	(0.23)	—		(0.65)	12.85	(6.05)		89,007	0.10	1.85	0.34	28
2007	13.26	0.26		1.15	1.41	(0.30)	(0.08)	—		(0.38)	14.29	10.76		101,161	0.10	1.95	0.34	12
2006	11.54	0.21		1.78	1.99	(0.19)	(0.08)	—		(0.27)	13.26	17.35		66,660	0.10	1.69	0.35	12
2005	10.89	0.24		0.62	0.86	(0.19)	(0.02)	—		(0.21)	11.54	7.90		34,131	0.10	2.11	0.50	18

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	41

Financial Highlights

For the six months ended September 30, 2009 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout each Period

	Net Asset Value, Beginning of Year	Net Investment Income*		Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital		Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**	Portfolio Turnover Rate
Core Market Strategy Fund
Class A
2009@	$7.47	$0.12		$1.68	$1.80	$(0.08)	$—	$—		$(0.08)	$9.19	24.15%		$73,584	0.10%		2.77%	0.36%	87%
2009	10.73	0.38		(3.01)	(2.63)	(0.40)	(0.23)	—		(0.63)	7.47	(24.87)		58,877	0.10		4.11	0.35	98
2008	11.72	0.43		(0.70)	(0.27)	(0.55)	(0.17)	—		(0.72)	10.73	(2.61)		106,247	0.10		3.72	0.34	22
2007	11.37	0.42		0.62	1.04	(0.45)	(0.24)	—		(0.69)	11.72	9.35		99,465	0.10		3.62	0.34	37
2006	10.73	0.35		0.67	1.02	(0.32)	(0.06)	—		(0.38)	11.37	9.68		84,048	0.10		3.18	0.35	42
2005	10.60	0.33		0.16	0.49	(0.28)	(0.08)	—		(0.36)	10.73	4.66		40,602	0.10		3.09	0.46	55
Class I
2009@	$7.68	$0.15		$1.72	$1.87	$(0.08)	$—	$—		$(0.08)	$9.47	24.40%		$—	0.10	%††	3.53%	0.36%	87%
2009	11.00	0.41		(3.10)	(2.69)	(0.40)	(0.23)	—		(0.63)	7.68	(24.80	)(1)	—	0.10	††	4.30	0.35	98
2008	12.01	0.43		(0.73)	(0.30)	(0.54)	(0.17)	—		(0.71)	11.00	(2.78	)(1)(2)	—	0.10	††	3.60	0.34	22
2007	11.63	0.46		0.61	1.07	(0.45)	(0.24)	—		(0.69)	12.01	9.40	(1)(2)	—	0.10	††	3.94	0.34	37
2006	10.88	0.43	^	0.70	1.13	(0.32)	(0.06)	—		(0.38)	11.63	10.57	(1)(2)	—	0.10	††	3.18	0.35	42
2005	10.62	0.43	^	0.19	0.62	(0.28)	(0.08)	—		(0.36)	10.88	5.89	(1)(2)	—	0.10	††	3.09	0.46	55
Core Market Strategy Allocation Fund
Class A
2009@	$6.78	$0.04		$2.59	$2.63	$(0.03)	$—	$—		$(0.03)	$9.38	38.90%		$18,557	0.10%		1.06%	0.36%	27%
2009	12.12	0.25		(5.20)	(4.96)	(0.23)	(0.15)	—		(0.38)	6.78	(41.37)		14,278	0.10		2.55	0.35	165
2008	13.61	0.25		(0.99)	(0.74)	(0.39)	(0.36)	—		(0.75)	12.12	(6.01)		21,396	0.10		1.83	0.34	24
2007	12.92	0.25		1.12	1.37	(0.30)	(0.38)	—		(0.68)	13.61	10.74		25,915	0.10		1.92	0.34	21
2006(7)	11.32	0.19		1.74	1.93	(0.17)	(0.16)	—		(0.33)	12.92	17.29		20,456	0.10		1.67	0.36	34
2005(5)	21.08	0.56		0.46	1.02	(0.42)	(0.10)	(10.26	)(3)	(10.78)	11.32	5.53		13,474	0.10		2.61	0.57	159
Market Growth Strategy Fund
Class A
2009@	$6.94	$0.09		$2.10	$2.19	$(0.05)	$—	$—		$(0.05)	$9.08	31.73%		$464,051	0.10%		2.11%	0.36%	62%
2009	11.30	0.32		(4.04)	(3.72)	(0.34)	(0.30)	—		(0.64)	6.94	(33.37)		369,810	0.10		3.46	0.35	95
2008	12.71	0.39		(1.03)	(0.64)	(0.59)	(0.18)	—		(0.77)	11.30	(5.43)		717,739	0.10		3.11	0.34	18
2007	12.18	0.39		0.86	1.25	(0.43)	(0.29)	—		(0.72)	12.71	10.50		726,306	0.10		3.15	0.34	14
2006	11.02	0.32		1.17	1.49	(0.28)	(0.05)	—		(0.33)	12.18	13.72		466,959	0.10		2.74	0.35	44
2005	10.63	0.33		0.36	0.69	(0.25)	(0.05)	—		(0.30)	11.02	6.50		208,538	0.10		2.98	0.40	8
Class I
2009@	$6.87	$0.07		$2.08	$2.15	$(0.05)	$—	$—		$(0.05)	$8.97	31.39%		$7,585	0.35%		1.85%	0.61%	62%
2009	11.18	0.31		(4.00)	(3.69)	(0.32)	(0.30)	—		(0.62)	6.87	(33.45)		5,289	0.35		3.39	0.60	95
2008	12.59	0.38		(1.05)	(0.67)	(0.56)	(0.18)	—		(0.74)	11.18	(5.70)		7,033	0.35		3.09	0.59	18
2007	12.04	0.41		0.84	1.25	(0.41)	(0.29)	—		(0.70)	12.59	10.66	(1)(2)	4,650	0.35		3.23	0.59	14
2006	10.84	0.36	^	1.17	1.53	(0.28)	(0.05)	—		(0.33)	12.04	14.32	(1)(2)	—	0.10	††	2.74	0.35	44
2005	10.58	0.15		0.41	0.56	(0.25)	(0.05)	—		(0.30)	10.84	5.29		—	0.10	††	2.98	0.40	8
Market Growth Strategy Allocation Fund
Class A
2009@	$8.15	$0.05		$3.11	$3.16	$(0.04)	$—	$—		$(0.04)	$11.27	38.83%		$98,923	0.10%		1.07%	0.37%	22%
2009	14.33	0.28		(5.99)	(5.71)	(0.26)	(0.21)	—		(0.47)	8.15	(40.18)		80,428	0.10		2.51	0.35	110
2008	15.95	0.30		(1.20)	(0.90)	(0.46)	(0.26)	—		(0.72)	14.33	(6.10)		166,544	0.10		1.85	0.34	21
2007	14.82	0.29		1.28	1.57	(0.34)	(0.10)	—		(0.44)	15.95	10.69		185,677	0.10		1.91	0.34	10
2006(9)	12.89	0.24		1.94	2.18	(0.22)	(0.03)	—		(0.25)	14.82	17.02		127,791	0.10		1.77	0.36	8
2005(8)	15.99	0.36		0.62	0.98	(0.35)	(0.16)	(3.57	)(3)	(4.08)	12.89	6.42		55,765	0.10		2.25	0.43	71

@	For the six months ended September 30, 2009 (Unaudited). All ratios have been annualized.
(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
(3)	For more information see footnote 7 in the Notes to Financial Statements.
(4)	Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to Financial Statements.
(5)	Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to Financial Statements.
(6)	Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to Financial Statements.
(7)	Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to Financial Statements.
(8)	Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to Financial Statements.
(9)	Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to Financial Statements.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which currently is not being charged due to the immaterial amount.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
^	The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

The accompanying notes are an integral part of the financial statements.

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Notes to Financial Statements (Unaudited)

September 30, 2009

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Financial Accounting Standards Board (“FASB”) Launches Accounting Standards Codification — The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of September 30, 2009.

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with ASC 820 (formerly known as FAS 157 “Fair Value Measurements”), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	43

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2009

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with ASC 820 during the six months ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of September 30, 2009, all of the Fund’s investments are Level 1.

For the six months ended September 30, 2009, there have been no significant changes to the Funds’ fair valuation methodologies.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, exclusive of Acquired Fund Fee Expenses and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

	Class A	Class D	Class I
Diversified Conservative Income Fund	0.12%	1.12%	0.37%
Diversified Conservative Fund	0.12%	1.12%	0.37%
Diversified Global Moderate Growth Fund	0.12%	1.12%	0.37%
Diversified Moderate Growth Fund	0.12%	1.12%	0.37%
Diversified Global Growth Fund	0.12%	1.12%	0.37%
Diversified Global Stock Fund	0.12%	1.12%	0.37%
Diversified U.S. Stock Fund	0.12%	1.12%	0.37%
Defensive Strategy Fund	0.10%	—	0.35%*
Defensive Strategy Allocation Fund	0.10%	—	—
Conservative Strategy Fund	0.10%	—	0.35%
Conservative Strategy Allocation Fund	0.10%	—	—
Moderate Strategy Fund	0.10%	—	0.35%
Moderate Strategy Allocation Fund	0.10%	—	—
Aggressive Strategy Fund	0.10%	—	0.35%
Tax-Managed Aggressive Strategy Fund	0.10%	—	—
Core Market Strategy Fund	0.10%	—	0.35%*
Core Market Strategy Allocation Fund	0.10%	—	—
Market Growth Strategy Fund	0.10%	—	0.35%
Market Growth Strategy Allocation Fund	0.10%	—	—

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*
Diversified Conservative Income Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Conservative Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Moderate Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Moderate Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Growth Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified Global Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Diversified U.S. Stock Fund
Class D	0.25%	—	0.75%
Class I	—	0.25%	—
Defensive Strategy Fund
Class I	—	0.25%**	—
Conservative Strategy Fund
Class I	—	0.25%	—
Moderate Strategy Fund
Class I	—	0.25%	—
Aggressive Strategy Fund
Class I	—	0.25%	—
Core Market Strategy Fund
Class I	—	0.25%**	—
Market Growth Strategy Fund
Class I	—	0.25%	—

* These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2009.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	45

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2009

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six months ended September 30, 2009 and the year ended March 31, 2009

	Diversified Conservative Income Fund		Diversified Conservative Fund		Diversified Global Moderate Growth Fund		Diversified Moderate Growth Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	248	1,044	443	1,284	712	2,557	626	1,475
Shares Issued in Lieu of Cash Distributions	25	164	35	295	72	925	36	568
Shares Redeemed	(528)	(1,781)	(809)	(3,250)	(1,340)	(4,494)	(1,378)	(7,866)
Total Class A Transactions	(255)	(573)	(331)	(1,671)	(556)	(1,012)	(716)	(5,823)
Class D:
Shares Issued	16	125	31	96	21	52	64	140
Shares Issued in Lieu of Cash Distributions	4	21	3	24	1	17	3	58
Shares Redeemed	(19)	(105)	(53)	(109)	(9)	(258)	(47)	(337)
Total Class D Transactions	1	41	(19)	11	13	(189)	20	(139)
Class I:
Shares Issued	120	211	109	271	309	782	160	416
Shares Issued in Lieu of Cash Distributions	3	16	5	36	15	211	6	89
Shares Redeemed	(34)	(266)	(130)	(306)	(516)	(985)	(190)	(543)
Total Class I Transactions	89	(39)	(16)	1	(192)	8	(24)	(38)
Decrease in Capital Shares	(165)	(571)	(366)	(1,659)	(735)	(1,193)	(720)	(6,000)

	Diversified Global Growth Fund		Diversified Global Stock Fund		Diversified U.S. Stock Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	745	2,514	757	2,238	377	730
Shares Issued in Lieu of Cash Distributions	35	1,052	4	92	3	43
Shares Redeemed	(1,975)	(6,142)	(1,017)	(2,764)	(449)	(1,145)
Total Class A Transactions	(1,195)	(2,576)	(256)	(434)	(69)	(372)
Class D:
Shares Issued	46	112	29	116	32	84
Shares Issued in Lieu of Cash Distributions	1	50	—	4	—	2
Shares Redeemed	(32)	(175)	(34)	(99)	(42)	(136)
Total Class D Transactions	15	(13)	(5)	21	(10)	(50)
Class I:
Shares Issued	427	1,012	183	664	69	106
Shares Issued in Lieu of Cash Distributions	11	329	—	19	—	4
Shares Redeemed	(522)	(1,256)	(193)	(700)	(42)	(100)
Total Class I Transactions	(84)	85	(10)	(17)	27	10
Decrease in Capital Shares	(1,264)	(2,504)	(271)	(430)	(52)	(412)

46	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Capital Share Transactions for the Funds were as follows (Thousands):

For the six months ended September 30, 2009 and the year ended March 31, 2009

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	597	4,390	115	1,557	1,693	10,510
Shares Issued in Lieu of Cash Distributions	12	133	11	118	74	501
Shares Redeemed	(1,685)	(4,304)	(405)	(1,834)	(2,863)	(10,580)
Total Class A Transactions	(1,076)	219	(279)	(159)	(1,096)	431
Class I:
Shares Issued	—	—	N/A	N/A	35	89
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	5
Shares Redeemed	—	—	N/A	N/A	(19)	(69)
Total Class I Transactions	—	—	N/A	N/A	17	25
Increase (Decrease) in
Capital Shares	(1,076)	219	(279)	(159)	(1,079)	456
Amounts	designated as “—” are $0 or have been rounded to $0.
N/A	— Not applicable. Class I shares currently not offered.

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	664	3,822	3,374	10,318	677	6,656
Shares Issued in Lieu of Cash Distributions	21	256	216	1,834	37	432
Shares Redeemed	(500)	(5,234)	(4,275)	(23,102)	(1,175)	(8,960)
Total Class A Transactions	185	(1,156)	(685)	(10,950)	(461)	(1,872)
Class I:
Shares Issued	N/A	N/A	33	110	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1	5	N/A	N/A
Shares Redeemed	N/A	N/A	(32)	(77)	N/A	N/A
Total Class I Transactions	N/A	N/A	2	38	N/A	N/A
Increase (Decrease) in Capital Shares	185	(1,156)	(683)	(10,912)	(461)	(1,872)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	4,526	22,088	438	11,529	1,142	4,545
Shares Issued in Lieu of Cash Distributions	154	3,249	22	236	69	641
Shares Redeemed	(4,673)	(24,742)	(1,170)	(12,630)	(1,088)	(7,208)
Total Class A Transactions	7	595	(710)	(865)	123	(2,022)
Class I:
Shares Issued	370	447	N/A	N/A	—	—
Shares Issued in Lieu of Cash Distributions	3	37	N/A	N/A	—	—
Shares Redeemed	(53)	(429)	N/A	N/A	—	—
Total Class I Transactions	320	55	N/A	N/A	—	—
Increase (Decrease) in Capital Shares	327	650	(710)	(865)	123	(2,022)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	47

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2009

Capital Share Transactions for the Funds were as follows (Thousands):

For the six months ended September 30, 2009 and the year ended March 31, 2009

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09	4/01/09 – 9/30/09	4/01/08 – 3/31/09
Shares Issued and Redeemed:
Class A:
Shares Issued	135	4,296	5,621	30,426	609	18,167
Shares Issued in Lieu of Cash Distributions	8	113	346	4,792	35	643
Shares Redeemed	(269)	(4,069)	(8,085)	(45,498)	(1,732)	(20,561)
Total Class A Transactions	(126)	340	(2,118)	(10,280)	(1,088)	(1,751)
Class I:
Shares Issued	N/A	N/A	195	615	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	5	42	N/A	N/A
Shares Redeemed	N/A	N/A	(124)	(516)	N/A	N/A
Total Class I Transactions	N/A	N/A	76	141	N/A	N/A
Increase (Decrease) in Capital Shares	(126)	340	(2,042)	(10,139)	(1,088)	(1,751)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2009, were as follows ($ Thousands):

Total
Diversified Conservative Income Fund
Purchases	$32,805
Sales	35,031
Diversified Conservative Fund
Purchases	42,850
Sales	46,055
Diversified Global Moderate Growth Fund
Purchases	79,863
Sales	88,219
Diversified Moderate Growth Fund
Purchases	57,349
Sales	63,907
Diversified Global Growth Fund
Purchases	57,794
Sales	68,485
Diversified Global Stock Fund
Purchases	15,467
Sales	18,191
Diversified U.S. Stock Fund
Purchases	6,852
Sales	7,465
Defensive Strategy Fund
Purchases	8,038
Sales	9,032
Defensive Strategy Allocation Fund
Purchases	5,387
Sales	7,414
Conservative Strategy Fund
Purchases	32,391
Sales	41,055
Conservative Strategy Allocation Fund
Purchases	14,500
Sales	13,113
Moderate Strategy Fund
Purchases	163,708
Sales	167,973

Total
Moderate Strategy Allocation Fund
Purchases	22,756
Sales	27,222
Aggressive Strategy Fund
Purchases	86,644
Sales	84,750
Tax-Managed Aggressive Strategy Fund
Purchases	12,189
Sales	18,594
Core Market Strategy Fund
Purchases	58,535
Sales	57,503
Core Market Strategy Allocation Fund
Purchases	4,540
Sales	5,573
Market Growth Strategy Fund
Purchases	264,351
Sales	279,922
Market Growth Strategy Allocation Fund
Purchases	20,349
Sales	30,841

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

48	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended March 31, 2009 and March 31, 2008 were as follows ($ Thousands):

	Ordinary Income		Long-term Capital Gain		Totals
	2009	2008	2009	2008	2009	2008
Diversified Conservative Income Fund	$1,631	$2,675	$288	$245	$1,919	$2,920
Diversified Conservative Fund	2,096	4,239	842	1,514	2,938	5,753
Diversified Global Moderate Growth Fund	4,640	10,031	4,248	3,826	8,888	13,857
Diversified Moderate Growth Fund	3,143	13,446	3,042	6,740	6,185	20,186
Diversified Global Growth Fund	3,488	12,749	7,528	5,865	11,016	18,614
Diversified Global Stock Fund	948	5,241	—	—	948	5,241
Diversified U.S. Stock Fund	497	2,278	—	—	497	2,278
Defensive Strategy Fund	1,312	4,280	—	562	1,312	4,842
Defensive Strategy Allocation Fund	771	1,103	259	555	1,030	1,658
Conservative Strategy Fund	4,718	7,487	—	1,003	4,718	8,490
Conservative Strategy Allocation Fund	1,583	2,439	552	617	2,135	3,056
Moderate Strategy Fund	15,134	24,890	1,810	4,359	16,944	29,249
Moderate Strategy Allocation Fund	3,032	5,709	1,431	1,421	4,463	7,130
Aggressive Strategy Fund	10,221	21,199	14,196	6,679	24,417	27,878
Tax-Managed Aggressive Strategy Fund	1,981	3,352	149	1,652	2,130	5,004
Core Market Strategy Fund	3,470	5,407	1,868	1,323	5,338	6,730
Core Market Strategy Allocation Fund	535	846	406	581	941	1,427
Market Growth Strategy Fund	20,850	37,690	17,398	10,383	38,248	48,073
Market Growth Strategy Allocation Fund	3,563	5,900	2,632	3,089	6,195	8,989

As of March 31, 2009, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Unrealized Depreciation	Total Accumulated Losses
Diversified Conservative Income Fund	$14	$—	$(565)	$(210)	$(10,396)	$(11,157)
Diversified Conservative Fund	16	—	(1,716)	(603)	(16,821)	(19,124)
Diversified Global Moderate Growth Fund	30	—	(1,861)	(165)	(65,736)	(67,732)
Diversified Moderate Growth Fund	16	—	(3,583)	(4,046)	(40,486)	(48,099)
Diversified Global Growth Fund	15	—	(4,200)	(2,479)	(82,270)	(88,934)
Diversified Global Stock Fund	731	—	—	(1)	(52,050)	(51,320)
Diversified U.S. Stock Fund	—	—	(12,041)	(144)	(28,572)	(40,757)
Defensive Strategy Fund	7	—	(3,961)	(1)	(3,153)	(7,108)
Defensive Strategy Allocation Fund	5	—	(94)	(1,968)	(5,504)	(7,561)
Conservative Strategy Fund	33	—	(10,204)	(975)	(27,132)	(38,278)
Conservative Strategy Allocation Fund	7	—	(455)	(2,834)	(12,002)	(15,284)
Moderate Strategy Fund	266	3,575	—	—	(155,209)	(151,368)
Moderate Strategy Allocation Fund	13	—	(1,670)	(4,918)	(34,688)	(41,263)
Aggressive Strategy Fund	39	—	(3,291)	(2,994)	(220,612)	(226,858)
Tax-Managed Aggressive Strategy Fund	5	—	(889)	(19,587)	(14,224)	(34,695)
Core Market Strategy Fund	25	—	(2,462)	(1,809)	(26,894)	(31,140)
Core Market Strategy Allocation Fund	1	—	(159)	(5,088)	(4,722)	(9,968)
Market Growth Strategy Fund	110	—	(12,072)	(22,415)	(265,890)	(300,267)
Market Growth Strategy Allocation Fund	8	—	(1,288)	(33,287)	(31,622)	(66,189)

Amounts designated as “—” are $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through March 31, 2009 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	49

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2009

The Funds had capital loss carryforwards at March 31, 2009 as follows ($ Thousands):

	Years Expiring	Amounts
Diversified Conservative Income Fund	2017	$565

Diversified Conservative Fund	2017	$1,716

Diversified Global Moderate Growth Fund	2017	$1,861

Diversified Moderate Growth Fund	2017	$3,583

Diversified Global Growth Fund	2017	$4,200

Diversified U.S. Stock Fund	2017	$840
	2015	11,201

		$12,041

Defensive Strategy Fund	2017	$3,961

Defensive Strategy Allocation Fund	2017	$94

Conservative Strategy Fund	2017	$10,077
	2016	127

		$10,204

Conservative Strategy Allocation Fund	2017	$455

Moderate Strategy Allocation Fund	2017	$1,670

Aggressive Strategy Fund	2017	$3,291

Tax-Managed Aggressive Strategy Fund	2017	$889

Core Market Strategy Fund	2017	$2,462

Core Market Strategy Allocation Fund	2017	$159

Market Growth Strategy Fund	2017	$12,072

Market Growth Strategy Allocation Fund	2017	$1,288

During the year ended March 31, 2009, the Diversified Global Stock Fund utilized $780,386 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2009, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Diversified Conservative Income Fund	$45,878	$1,039	$(3,285)	$(2,246)
Diversified Conservative Fund	52,525	1,075	(5,917)	(4,842)
Diversified Global Moderate Growth Fund	122,191	12,683	(9,824)	2,859
Diversified Moderate Growth Fund	90,845	879	(13,881)	(13,002)
Diversified Global Growth Fund	165,085	2,000	(35,417)	(33,417)
Diversified Global Stock Fund	87,298	4,302	(19,996)	(15,694)

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Diversified US Stock Fund	$59,410	$170	$(15,464)	$(15,294)
Defensive Strategy Fund	41,937	294	(812)	(518)
Defensive Strategy Allocation Fund	11,571	185	(2,189)	(2,004)
Conservative Strategy Fund	120,094	510	(9,945)	(9,435)
Conservative Strategy Allocation Fund	25,588	1,827	(1,849)	(22)
Moderate Strategy Fund	351,569	2,488	(54,597)	(52,109)
Moderate Strategy Allocation Fund	82,034	339	(11,494)	(11,155)
Aggressive Strategy Fund	394,390	10,538	(87,365)	(76,827)
Tax-Managed Aggressive Strategy Fund	49,313	7,502	(1,511)	5,991
Core Market Strategy Fund	81,408	2,433	(10,439)	(8,006)
Core Market Strategy Allocation Fund	16,705	2,421	(490)	1,931
Market Growth Strategy Fund	566,670	13,016	(107,867)	(94,851)
Market Growth Strategy Allocation Fund	93,911	10,079	(5,266)	4,813

The difference between tax cost and book cost is primarily attributable to wash sales.

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the “Strategy Allocation Funds”). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds’ Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

50	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

On March 29, 2005, each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

	Income	Realized Gains	Return of Capital	Total Value
Defensive Strategy Allocation Fund	$104	$1	$11,847	$11,952
Conservative Strategy Allocation Fund	319	12	27,664	27,995
Moderate Strategy Allocation Fund	330	23	28,181	28,534
Core Market Strategy Allocation	146	78	12,227	12,451
Market Growth Strategy Allocation Fund	481	369	15,411	16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI’s own assets and had no impact on the assets of the Funds.

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the “Strategy Allocation Funds”) declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

Split Ratio
Defensive Strategy Allocation Fund	1 for 4
Conservative Strategy Allocation Fund	1 for 2
Moderate Strategy Allocation Fund	1 for 2
Core Market Strategy Allocation Fund	1 for 2
Market Growth Strategy Allocation Fund	2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retro-actively in the March 31, 2005 financial statements. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. SUBSEQUENT EVENT

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	51

SEI ASSET ALLOCATION TRUST — SEPTEMBER 30, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result of your Fund in the “Expenses Paid During Period” column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Conservative Income Fund
Actual Fund Return
Class A	$1,000.00	$1,141.60	0.12%	$0.64
Class D	1,000.00	1,136.10	1.12	6.00
Class I	1,000.00	1,138.80	0.37	1.98
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Conservative Fund
Actual Fund Return
Class A	$1,000.00	$1,207.30	0.12%	$0.66
Class D	1,000.00	1,200.30	1.12	6.18
Class I	1,000.00	1,204.10	0.37	2.04
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88

52	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Diversified Global Moderate Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,290.00	0.12%	$0.69
Class D	1,000.00	1,283.80	1.12	6.41
Class I	1,000.00	1,288.50	0.37	2.12
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Moderate Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,262.30	0.12%	$0.68
Class D	1,000.00	1,256.10	1.12	6.33
Class I	1,000.00	1,260.10	0.37	2.10
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Global Growth Fund
Actual Fund Return
Class A	$1,000.00	$1,338.50	0.12%	$0.70
Class D	1,000.00	1,331.70	1.12	6.55
Class I	1,000.00	1,338.10	0.37	2.17
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified Global Stock Fund
Actual Fund Return
Class A	$1,000.00	$1,383.70	0.12%	$0.72
Class D	1,000.00	1,376.80	1.12	6.67
Class I	1,000.00	1,380.60	0.37	2.21
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Diversified U.S. Stock Fund
Actual Fund Return
Class A	$1,000.00	$1,353.00	0.12%	$0.71
Class D	1,000.00	1,347.70	1.12	6.59
Class I	1,000.00	1,352.30	0.37	2.18
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,035.00	0.10%	$0.51
Class I	1,000.00	1,029.40	0.10	0.51
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,024.57	0.10	0.51
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,405.90	0.10%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,126.20	0.10%	$0.53
Class I	1,000.00	1,124.90	0.35	1.86
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,402.50	0.10%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,230.70	0.10%	$0.56
Class I	1,000.00	1,228.80	0.35	1.96
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,349.10	0.10%	$0.59
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,390.90	0.10%	$0.60
Class I	1,000.00	1,388.60	0.35	2.10
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,388.40	0.10%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,241.50	0.10%	$0.56
Class I	1,000.00	1,245.30	0.10	0.56
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,024.57	0.10	0.51
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,389.00	0.10%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,317.30	0.10%	$0.58
Class I	1,000.00	1,313.90	0.35	2.03
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51
Class I	1,000.00	1,023.31	0.35	1.78
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,388.30	0.10%	$0.60
Hypothetical 5% Return
Class A	$1,000.00	$1,024.57	0.10%	$0.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	53

Supplemental Financial

Information

SIMT Large Cap Diversified Alpha Fund:

Annual Report as of September 30, 2009

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Diversified Alpha Fund

I. Objective

The Large Cap Diversified Alpha Fund (“the Fund”) seeks to provide capital appreciation by investing in the equity securities of large companies in the U.S. as well as other equity securities, derivatives and fixed-income securities, with the aim of diversifying the relative risk of the Fund and adding to the Fund’s excess returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Analytic, Aronson+Johnson+Ortiz, LLC, Declaration Management and Research LLC, Delaware Management Company, INTECH Investment Management, LLC, Legg Mason Capital Management Inc., and Quantitative Management Associates LLC. During the year ended September 30, 2009, the Fund terminated Smith Breeden Associates, Inc. and added Declaration Management and Research LLC. At the end of the fiscal year, the fund was closed.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed.

Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Large Cap Diversified Alpha Fund, Class A, underperformed the Russell 1000 Index (the “Index”), returning (11.51)% versus the Index return of (6.14)%.

56	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Diversified Alpha Fund (Concluded)

V. Fund Attribution

The Fund dramatically unperformed for the fiscal year, primarily because of its allocation to the portable-alpha strategy, which underperformed as credit spreads widened to historic levels. The portable-alpha component of the Fund detracted from performance, particularly in the first half of the fiscal period, due to dramatic underperformance in the spread sectors of the fixed-income markets. The portable-alpha component had large overweight’s to mortgage-backed securities and asset-backed securities, which lost value as securitized markets all but evaporated and formalized pricing mechanisms disappeared. Also, the Fund’s quantitative managers struggled in an environment marked by volatile factor performance. Value and momentum exposures drove poor security selection, as those factors were severely punished in the market rally from the March lows. In particular, the Fund’s dynamic factor model detracted from performance due to its underweight to low-quality assets as measured by higher leverage. Also, the Fund’s exposure to a volatility-capture strategy struggled, as there was not enough intra-stock volatility to make this a successful endeavor. On the positive side, the Fund’s growth exposure positively contributed to performance with broad-based, strong stock selection driven by a focus on high earnings growth. On the value side, the Fund ultimately benefited from strong stock selection in the Financial sector driven by contrarian stock positions and from quality exposures before the market nadir.

Large Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	(11.51)%	(9.03)%	(6.14)%
Large Cap Diversified Alpha Fund, Class I	(11.69)%	(9.26)%	(6.33)%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A and Class I, versus the Russell 1000 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 9/14/06 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/14/05 and Class I Shares were offered beginning 9/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	57

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.8%

Consumer Discretionary — 7.5%
Amazon.com*	0.5%	58,200	$5,434
Comcast, Cl A	0.8	486,448	8,216
Time Warner	0.5	196,656	5,660
Other Securities	5.7		63,323

			82,633

Consumer Staples — 6.8%
PepsiCo	0.6	108,847	6,385
Philip Morris International	0.4	88,009	4,290
Procter & Gamble	1.0	199,249	11,540
SYSCO	0.4	174,266	4,331
Walgreen	0.6	188,964	7,080
Other Securities	3.8		41,219

			74,845

Energy — 8.6%
Chevron	1.5	233,021	16,412
ConocoPhillips	0.7	166,279	7,509
Exxon Mobil	2.5	394,987	27,100
Occidental Petroleum	0.7	95,407	7,480
Other Securities	3.2		36,574

			95,075

Financials — 12.8%
Aflac	0.4	113,316	4,843
American Express	0.4	134,823	4,571
American International Group*	0.0	1,600	71
Bank of America	1.1	694,778	11,756
Bank of New York Mellon	0.5	195,744	5,675
Goldman Sachs Group	0.9	56,349	10,388
JPMorgan Chase	1.3	317,311	13,904
T. Rowe Price Group	0.4	93,381	4,268

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	0.9%	343,555	$9,681
Other Securities	6.9		75,689

			140,846

Health Care — 9.7%
Aetna	0.4	159,600	4,442
Allergan	0.4	80,300	4,558
AmerisourceBergen	0.4	202,422	4,530
Amgen*	0.8	134,188	8,082
Gilead Sciences*	0.5	111,100	5,175
Johnson & Johnson	1.0	175,343	10,677
Pfizer	0.9	588,646	9,742
UnitedHealth Group	0.7	285,200	7,141
Other Securities	4.6		52,353

			106,700

Industrials — 7.5%
General Electric	1.0	664,444	10,910
Lockheed Martin	0.4	56,693	4,427
United Parcel Service, Cl B	0.4	75,359	4,256
Other Securities	5.7		63,393

			82,986

Information Technology — 16.1%
Adobe Systems*	0.4	142,600	4,712
Apple*	1.1	66,898	12,401
Cisco Systems*	0.9	433,098	10,195
eBay*	0.5	237,669	5,611
EMC*	0.5	312,200	5,320
Google, Cl A*	1.1	22,775	11,293
Hewlett-Packard	0.9	214,623	10,132
Intel	0.9	476,032	9,316
International Business Machines	1.0	89,977	10,762
Microsoft	1.2	514,026	13,308
Qualcomm	0.7	167,100	7,516
Texas Instruments	0.5	240,077	5,687
Visa, Cl A	0.6	101,992	7,049
Yahoo!*	0.5	309,600	5,514
Other Securities	5.3		58,696

			177,512

Materials — 2.5%
Other Securities	2.5		27,904

Telecommunication Services — 2.8%
AT&T	1.4	574,037	15,505
Verizon Communications	0.7	247,745	7,499
Other Securities	0.7		7,859

			30,863

58	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.5%
AES*	0.7%	503,701	$7,465
Other Securities	2.8		31,178

			38,643

Total Common Stock (Cost $777,530) ($ Thousands)			858,007

CASH EQUIVALENT — 20.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	20.3	223,317,662	223,318

Total Cash Equivalent (Cost $223,318) ($ Thousands)			223,318

U.S. TREASURY OBLIGATIONS (A) (B) — 1.9%
U.S. Treasury Bills,
0.164%, 12/03/09	0.6	$ 6,307	6,306
0.055%, 01/07/10	1.3	14,500	14,496

Total U.S. Treasury Obligations (Cost $20,803) ($ Thousands)			20,802

Total Investments — 100.0% (Cost $1,021,651) ($ Thousands)			$1,102,127

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	902	Dec-2009	$1,359

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,102,521 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$858,007	$—	$—	$858,007
U.S. Treasury Obligations	—	20,802	—	20,802
Cash Equivalent	223,318	—	—	223,318

Total Investments in Securities	$1,081,325	$20,802	$—	$1,102,127

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$1,359	$—	$—	$1,359

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the year ended September 30, 2009, the total notional amount of $0 is not representative of the volume of activity for the swap derivatives during the period. During the fiscal year, due to a sub-advisor change, the volume of swap derivatives has been reduced from the notional amounts at the beginning of the fiscal year.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	59

Statement of Assets and Liabilities ($ Thousands)

September 30, 2009

	Large Cap Diversified Alpha Fund
ASSETS:
Investments, at value†	$878,809
Affiliated investment, at value††	223,318
Cash	24
Receivable for fund shares sold	2,010
Dividends and interest receivable	944
Receivable for investment securities sold	30
Receivable for variation margin	6
Prepaid Expenses	11
Total Assets	1,105,152
LIABILITIES:
Payable for fund shares redeemed	1,322
Payable for variation margin	428
Administration fees payable	311
Investment advisory fees payable	292
Shareholder servicing fees payable A	202
Chief Compliance Officer fees payable	1
Accrued expense payable	75
Total Liabilities	2,631
Net Assets	$1,102,521
† Cost of investments	798,333
†† Cost of affiliated investments	223,318
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,607,242
Accumulated net realized loss on investments, securities sold short, option contracts, futures, swap contracts, and foreign currency	(586,555)
Net unrealized appreciation on investments, affiliated investments, securities sold short and option contracts	80,476
Net unrealized appreciation on futures contracts	1,359
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)
Net Assets	$1,102,521
Net Asset Value, Offering and Redemption Price Per Share — Class A	$7.18
	($1,101,993,406 ÷ 153,415,053 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$7.17
	($527,293 ÷ 73,501 shares	)

The accompanying notes are an integral part of the financial statements.

60	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Statement of Operations ($ Thousands)

For the year ended September 30, 2009

Large Cap Diversified Alpha Fund
Investment Income:
Dividends	$17,206
Dividends from Affiliated Investments*	485
Interest Income	3,272
Less: Foreign Taxes Witheld	(29)
Total Investment Income	20,934
Expenses:
Investment Advisory Fees	3,698
Administration Fees	3,236
Shareholder Servicing Fees Class (A)	2,310
Shareholder Servicing Fees Class (I)	1
Trustee Fees	23
Chief Compliance Officer Fees	4
Administration Servicing Fees Class (I)	1
Dividend Expense on Securities Sold Short	436
Interest Expense on Securities Sold Short	182
Printing Fees	101
Professional Fees	80
Custodian/Wire Agent Fees	90
Registration Fees	36
Other Expenses	46
Total Expenses	10,244
Less:
Waiver of Investment Advisory Fees	(321)
Waiver of Shareholder Servicing Fees Class (A)	(522)
Net Expenses	9,401
Net Investment Income	11,533
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(415,476)
Securities Sold Short	84,795
Futures Contracts	(40,905)
Swap Contracts	(29,757)
Foreign Currency Transactions	1
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	249,470
Securities Sold Short	(35,062)
Futures Contracts	15,068
Swap Contracts	3,501
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)
Net Decrease in Net Assets from Operations	$(156,834)

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	61

Statement of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Large Cap Diversified Alpha Fund
	2009	2008
Operations:
Net Investment Income	$11,533	$17,757
Net Realized Loss from Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	(401,343)	(163,795)
Net Realized Gain on Foreign Currency Transactions	1	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	232,977	(302,473)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)	2
Net Decrease in Net Assets from Operations	(156,834)	(448,509)
Dividends and Distributions From:
Net Investment Income:
Class A	(10,559)	(19,433)
Class I	(5)	(5)
Net Capital Gains:
Class A	—	(63,042)
Class I	—	(19)
Return of Capital:
Class A	(2,122)	—
Class I	(1)	—
Total Dividends and Distributions	(12,687)	(82,499)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	701,137	510,287
Reinvestment of Dividends and Distributions	12,425	81,901
Cost of Shares Redeemed	(692,368)	(465,367)
Increase in Net Assets Derived from Class A Transactions	21,194	126,821
Class I:
Proceeds from Shares Issued	150	61
Reinvestment of Dividends and Distributions	5	24
Cost of Shares Redeemed	(11)	(35)
Increase in Net Assets Derived from Class I Transactions	144	50
Increase in Net Assets Derived from Capital Share Transactions	21,338	126,871
Net Decrease in Net Assets	(148,183)	(404,137)
Net Assets:
Beginning of Year	1,250,704	1,654,841
End of Year	$1,102,521	$1,250,704
Undistributed Net Investment Income Included in Net Assets at Year End	$—	$2,555
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Financial Highlights

For the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Diversified Alpha Fund
Class A
2009	$8.23	$0.08	$(1.04)	$(0.96)	$(0.09	)(7)	$—	$(0.09)	$7.18	(11.51)%	$1,101,994	1.02	%(6)	1.02	%(6)	1.11%	1.25%	182%
2008	11.78	0.13	(3.11)	(2.98)	(0.13)		(0.44)	(0.57)	8.23	(26.42)	1,250,304	1.35	(5)	1.35	(5)	1.41	1.17	93
2007	10.38	0.14	1.47	1.61	(0.13)		(0.08)	(0.21)	11.78	15.64	1,654,324	1.21	(4)	1.21	(4)	1.29	1.25	84
2006(2)	10.00	0.10	0.34	0.44	(0.06)		—	(0.06)	10.38	4.44	1,082,101	1.09	‡	1.09	‡	1.16	1.18	72
Class I
2009	$8.22	$0.06	$(1.04)	$(0.98)	$(0.07	)(7)	$—	$(0.07)	$7.17	(11.69)%	$527	1.26	%(6)	1.26	%(6)	1.35%	0.93%	182%
2008	11.78	0.09	(3.11)	(3.02)	(0.10)		(0.44)	(0.54)	8.22	(26.70)	400	1.60	(5)	1.60	(5)	1.66	0.92	93
2007	10.38	0.11	1.48	1.59	(0.11)		(0.08)	(0.19)	11.78	15.42	517	1.46	(4)	1.46	(4)	1.54	0.99	84
2006(3)	10.28	0.01	0.09	0.10	—		—	—	10.38	0.97	21	1.08	‡	1.08	‡	1.15	1.12	72

†	Returns and turnover rates are for the period indicated and have not been annualized.
‡	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Commenced operations on December 14, 2005. All ratios for the period have been annualized.
(3)	Commenced operations on September 14, 2006. All ratios for the period have been annualized.
(4)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.
(5)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.15% and 1.40% for Class A and Class I, respectively.
(6)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.20% for Class A and Class I, respectively.
(7)	Includes a return of capital of $0.01 and $0.00 for Class A and Class I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	63

Notes to Financial Statements

September 30, 2009

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 22 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return and Prime Obligation Funds (each a “Fund,” collectively the “Funds”). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies, and strategies.

On September 30, 2009, the Trust registered the Large Cap and Small Cap Funds which commenced operations on October 1, 2009. As of September 30, 2009, the Prime Obligation Fund had not yet commenced operations.

The Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds have closed effective October 5, 2009. See Note 11 for further details.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

Financial Accounting Standards Board (“FASB”) Launches Accounting Standards Codification — The FASB previously issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB’s Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust implemented the Codification as of September 30, 2009.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange;

64	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with FASB ASC 820 (formerly known as FAS 157 “Fair Value Measurements”), Fair Value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market partic-

ipants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2009, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	65

Notes to Financial Statements (Continued)

September 30, 2009

Reverse Repurchase Agreements — The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of September 30, 2009.

Compensating Balances — Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — The Fund utilized futures contracts during the year ended September 30, 2009. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options/Swaptions Writing/Purchasing — The Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund had no option/swaption contracts as of September 30, 2009.

The risk in writing a call option/swaption is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Fund pays a premium whether or not the option/swaption is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To

66	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. At September 30, 2009, the Fund did not hold any short positions.

Swap Agreements — The Fund may enter into swap contracts to manage interest rate risk and credit risk. The Fund’s investments in swap contracts is mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund’s custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund’s value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty. See Note 3 for further details.

Collateralized Debt Obligations — The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	67

Notes to Financial Statements (Continued)

September 30, 2009

or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

3. DERIVATIVE TRANSACTIONS

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Diversified Alpha Fund
Interest Rate contracts	$—	$—	$(1,699)	$—	$—	$(1,699)
Equity contracts	—	—	(39,206)	—	(7,151)	(46,357)
Credit contracts	—	—	—	—	(22,606)	(22,606)
Total	$—	$—	$(40,905)	$—	$(29,757)	$(70,662)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total

Large Cap Diversified Alpha Fund
Interest Rate contracts	$—	$(1,023)	$—	$—	$(1,023)
Equity contracts	—	16,091	—	1,628	17,719
Credit contracts	—	—	—	1,873	1,873
Total	$—	$15,068	$—	$3,501	$18,569

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to

68	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Diversified Alpha Fund, Class A	0.4000%	0.9500%
Large Cap Diversified Alpha Fund, Class I	0.4000	1.2000

As of September 30, 2009, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Diversified Alpha Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Declaration Management and Research LLC
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Quantitative Management Associates LLC

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as the Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2009 were as follows ($ Thousands):

Large Cap Diversified Alpha Fund	$168

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2009, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Fees Paid Indirectly — The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2009, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (000):

	Large Cap Diversified Alpha Fund
	2009	2008
Class A:
Shares Issued	115,689	51,288
Shares Issued in Lieu of Cash Distributions	2,064	7,606
Shares Redeemed	(116,320)	(47,337)
Total Class A Transactions	1,433	11,557
Class I:
Shares Issued	26	6
Shares Issued in Lieu of Cash Distributions	1	2
Shares Redeemed	(2)	(3)
Total Class I Transactions	25	5
Increase in Share Transactions	1,458	11,562

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2009, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Diversified Alpha Fund
Purchases	$446,087	$1,179,790	$1,625,877
Sales	571,164	1,422,618	1,993,782

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	69

Notes to Financial Statements (Continued)

September 30, 2009

8. FEDERAL TAX INFORMATION

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, swap income reclassification, nontaxable redemption in-kind gain/loss, distribution reclassification, REIT income reclassification foreign currency transactions and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2009:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Loss ($ Thousands)	Accumulated Realized Gain ($ Thousands)
Large Cap Diversified Alpha Fund	$(2,123)	$(1,401)	$3,524

The tax character of dividends and distributions paid during the years ended September 30, 2009 and September 30, 2008 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Diversified Alpha Fund	2009	$10,564	$—	$2,123	$12,687
	2008	51,516	30,983	—	82,499

As of September 30, 2009, the components of Distributable Earnings were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distrib Earnings ($ Thousands)
Large Cap Diversified Alpha Fund	$—	$—	$(211,802)	$(305,913)	$—	$12,994	$—	$504,721

Post October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Diversified Alpha Fund	$208,313	$3,489	$—	$—	$—	$—	$—	$—	$211,802

During the year ended September 30, 2009, the Fund did not utilize capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2009, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2009, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Large Cap Diversified Alpha Fund	$1,089,112	$117,889	$(104,874)	$13,015

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund may not lend portfolio

70	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days. Cash collateral is invested on behalf of the Fund in a manner similar to the Fund’s investments of its cash reserves and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust’s and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of September 30, 2009. However, the following are details relating to a subsequent event that has occurred since September 30, 2009 through November 30, 2009. At a meeting of the Board of Trustees held on August 31, 2009, the Board of Trustees approved the closing and liquidation of the Large Cap Diversified Alpha Fund (the “Fund”) pursuant to a plan of liquidation (the “Plan”) — approved by the Board. The Fund was liquidated in accordance with the Plan on October 5, 2009.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Funds to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Funds carrying value of assets and liabilities nor its operations. There were no adjustments necessary to the financial statements, which are prepared on a going-concern basis, to conform to a liquidation basis of accounting.

Based on Managements evaluation, no other adjustments were required to the Financial Statements and no other subsequent events required recognition or disclosure in the Financial Statements as of September 30, 2009 through November 30, 2009.

12. OTHER MATTERS (Unaudited)

Due to volatility in the fixed income and equity markets, the market value of a Fund’s holdings may currently be lower than shown in the Summary Schedules of Investments (“SOI”). The values shown in the SOI’s were the market values as of September 30, 2009 and do not reflect any market events after September 30, 2009.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Managed Trust, comprising the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Large Cap Diversified Alpha Fund, S&P 500 Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Small/Mid Cap Diversified Alpha Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund and Real Return Fund (nineteen of the funds constituting the SEI Institutional Managed Trust, collectively, the “Funds”) as of September 30, 2009, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Real Estate Fund, Core Fixed Income Fund and High Yield Bond Fund for the year or period presented through September 30, 2005, were audited by other auditors, whose report dated November 28, 2005 expressed an unqualified opinion thereon. The financial highlights of the S&P 500 Index Fund for the year ended March 31, 2005 were audited by other auditors whose report dated May 31, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

As further explained in Note 11, the Large Cap Diversified Alpha Fund and the Small/Mid Cap Diversified Alpha Fund were liquidated subsequent to year end.

Philadelphia, Pennsylvania

November 30, 2009

72	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of November 21, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P., and SEI Multi-Strategy Funds plc.
William M. Doran 1701 Market Street Philadelphia, PA 19103 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	73

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	80

Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P.

Member of the independent review committee for SEI’s Canadian — registered mutual funds.

Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	80	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	80	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	80	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	80	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	80	Director of Colonial BancGroup, Inc. and Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation).
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A

74	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management (2003-2004). Associate, Morgan, Lewis & Bockius LLP (2000-2003).	N/A	N/A
Michael T. Pang One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004).	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007). Associate at Flaster/Greenberg, P.C. (2000-2004).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney Drinker Biddle & Reath, LLP (law firm) May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	75

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Diversifeid Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,346.80	0.95%	$5.59
Class I Shares	1,000.00	1,344.00	1.20	7.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.31	0.95%	$4.81
Class I Shares	1,000.00	1,019.05	1.20	6.07

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

76	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2009, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2009, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2009, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	Return of Capital	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Diversified Alpha Fund	0%	83%	17%	100%	100%

Fund	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Diversified Alpha Fund	98%	1%	15%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2009	77

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-118 (9/09)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 77.8%
Consumer Discretionary — 7.5%
Advance Auto Parts	6,300	$247
Aeropostale *	700	30
Amazon.com *	58,200	5,434
American Eagle Outfitters	5,600	94
American Greetings, Cl A	3,700	83
Apollo Group, Cl A *	10,100	744
Autoliv	15,900	534
Autonation *	2,700	49
Autozone *	4,783	699
Bed Bath & Beyond *	3,000	113
Best Buy	46,900	1,760
Big Lots *	19,300	483
BorgWarner	2,200	67
Brinker International	4,000	63
Brink’s Home Security Holdings *	1,400	43
Cablevision Systems, Cl A	7,210	171
California Pizza Kitchen *	3,600	56
Career Education *	5,600	137
Carmax *	7,400	155
Carmike Cinemas *	1,400	14
Carnival	2,100	70
Carter’s *	2,300	61
CBS, Cl B	2,200	26
Chico’s FAS *	47,100	612
Chipotle Mexican Grill, Cl A *	6,000	582
Coach	47,600	1,567
Comcast, Cl A	486,448	8,216
Core-Mark Holding *	900	26
Darden Restaurants	18,000	614
Dick’s Sporting Goods *	6,500	146
DIRECTV Group *	121,120	3,340
Discovery Communications, Cl C *	1,500	39
DISH Network, Cl A *	33,199	639
Dollar Tree *	900	44
DR Horton	4,100	47
DreamWorks Animation SKG, Cl A *	900	32
Eastman Kodak	268,700	1,285
Expedia *	6,800	163
Family Dollar Stores	6,800	180
Ford Motor *	230,781	1,664
GameStop, Cl A *	800	21
Gannett	41,500	519
Gap	81,800	1,751
Garmin	16,700	630
Genuine Parts	4,763	181
Goodyear Tire & Rubber *	10,000	170
Grand Canyon Education *	6,000	107
H&R Block	11,500	211
Hanesbrands *	27,100	580
Harley-Davidson	300	7
Harman International Industries	1,100	37
Hasbro	9,900	275
Home Depot	46,000	1,225
International Game Technology	12,700	273
ITT Educational Services *	1,400	155
J.C. Penney	111,700	3,770

Description	Shares	Market Value ($ Thousands)
Jarden	2,100	$59
John Wiley & Sons, Cl A	800	28
Johnson Controls	51,009	1,304
JOS A Bank Clothiers *	500	22
KB Home	3,400	56
Kenneth Cole Productions, Cl A	1,900	19
Kohl’s *	5,256	300
Las Vegas Sands *	2,300	39
Leggett & Platt	36,900	716
Lennar, Cl A	8,100	115
Liberty Global, Cl A *	18,800	424
Liberty Media - Capital, Ser A *	3,600	75
Liberty Media - Entertainment, Cl A *	6,900	215
Liberty Media - Interactive, Cl A *	2,300	25
Limited Brands	5,400	92
Lowe’s	86,700	1,815
Macy’s	70,500	1,289
Marriott International, Cl A	3,506	97
Marvel Entertainment *	9,400	466
McDonald’s	28,442	1,623
McGraw-Hill	9,800	246
MDC Holdings	1,400	49
Meredith	800	24
MGM Mirage *	9,000	108
NetFlix *	500	23
Newell Rubbermaid	1,800	28
News, Cl A	8,500	102
Nike, Cl B	52,624	3,405
Nordstrom	2,100	64
Office Depot *	17,800	118
Omnicom Group	12,200	451
O’Reilly Automotive *	7,000	253
Panera Bread, Cl A *	300	17
Penn National Gaming *	5,600	155
PetSmart	28,400	618
Polo Ralph Lauren	9,000	690
priceline.com *	5,000	829
Pulte Homes	5,527	61
RadioShack	33,600	557
Regal Entertainment Group, Cl A	3,700	46
Rent-A-Center *	1,100	21
Ross Stores	16,200	774
Royal Caribbean Cruises	3,000	72
Sally Beauty Holdings *	11,400	81
Scientific Games, Cl A *	2,100	33
Scripps Networks Interactive, Cl A	800	30
Sears Holdings *	35,500	2,318
Shaw Communications, Cl B	13,300	240
Sherwin-Williams	2,480	149
Signet Jewelers *	1,100	29
Smith & Wesson Holding *	29,700	155
Sonic Automotive, Cl A	13,700	144
Stanley Works	1,200	51
Staples	164,300	3,815
Starbucks *	11,201	231
Starwood Hotels & Resorts Worldwide	800	26
Steven Madden *	1,700	63
Strayer Education	1,800	392

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Sturm Ruger	2,500	$32
Target	40,845	1,907
Tempur-Pedic International	2,200	42
Texas Roadhouse, Cl A *	8,200	87
Tim Hortons	10,400	294
Time Warner	196,656	5,660
Time Warner Cable, Cl A	46,615	2,009
TJX	34,400	1,278
Toll Brothers *	1,800	35
TravelCenters of America LLC *	1	—
TRW Automotive Holdings *	12,600	211
Universal Technical Institute *	2,000	39
VF	2,918	211
Viacom, Cl B *	7,900	222
Virgin Media	13,200	184
Walt Disney	59,010	1,620
Weight Watchers International	42,000	1,152
Wendy’s, Cl A	9,200	44
Whirlpool	7,400	518
Williams-Sonoma	6,300	127
WMS Industries *	2,400	107
Wyndham Worldwide	26,700	436
Wynn Resorts *	1,400	99
Yum! Brands	24,600	831

		82,633

Consumer Staples — 6.8%
Altria Group	42,952	765
American Italian Pasta, Cl A *	5,900	160
Archer-Daniels-Midland	28,500	833
Avon Products	22,000	747
Brown-Forman, Cl B	4,975	240
Bunge	15,200	952
Campbell Soup	13,800	450
Casey’s General Stores	11,500	361
Central European Distribution *	1,600	53
Chiquita Brands International *	15,500	251
Church & Dwight	300	17
Clorox	11,000	647
Coca-Cola	47,005	2,524
Coca-Cola Enterprises	59,600	1,276
Colgate-Palmolive	9,512	725
ConAgra Foods	85,900	1,862
Constellation Brands, Cl A *	1,600	24
Corn Products International	600	17
Costco Wholesale	65,917	3,722
CVS Caremark	109,488	3,913
Dean Foods *	3,900	69
Del Monte Foods	48,900	566
Dr Pepper Snapple Group *	500	14
Energizer Holdings *	900	60
Estee Lauder, Cl A	600	22
General Mills	18,900	1,217
Green Mountain Coffee Roasters *	400	30
Hansen Natural *	1,200	44
Herbalife	29,100	953
Hershey	14,200	552
HJ Heinz	9,674	385
Hormel Foods	3,500	124
JM Smucker	4,700	249
Kellogg	15,775	777
Kimberly-Clark	18,835	1,111

Description	Shares	Market Value ($ Thousands)
Kraft Foods, Cl A	37,739	$991
Kroger	83,121	1,716
Lancaster Colony	1,800	92
Lorillard	2,150	160
McCormick	953	32
NBTY *	800	32
Pepsi Bottling Group	4,806	175
PepsiAmericas	1,800	52
PepsiCo	108,847	6,385
Philip Morris International	88,009	4,290
Prestige Brands Holdings *	5,200	36
Procter & Gamble	199,249	11,540
Ralcorp Holdings *	600	35
Reynolds American	29,166	1,298
Safeway	38,100	751
Sanderson Farms	7,100	267
Sara Lee	226,442	2,523
Smithfield Foods *	5,200	72
SUPERVALU	28,500	429
SYSCO	174,266	4,331
Tyson Foods, Cl A	210,373	2,657
Walgreen	188,964	7,080
Wal-Mart Stores	81,950	4,023
Weis Markets	1,000	32
Whole Foods Market *	4,400	134

		74,845

Energy — 8.6%
Anadarko Petroleum	6,800	427
Apache	16,400	1,506
Arch Coal	2,600	58
Atwood Oceanics *	900	32
Baker Hughes	330	14
BJ Services	5,326	104
Cabot Oil & Gas	3,900	139
Cameron International *	1,176	45
Canadian Natural Resources	31,700	2,130
Chesapeake Energy	19,400	551
Chevron	233,021	16,412
Concho Resources *	3,783	137
ConocoPhillips	166,279	7,509
Consol Energy	2,300	104
Denbury Resources *	8,700	132
Devon Energy	13,400	902
Diamond Offshore Drilling	5,300	506
Dresser-Rand Group *	17,800	553
El Paso	58,200	601
Encore Acquisition *	3,000	112
EOG Resources	31,700	2,647
EXCO Resources	1,700	32
Exterran Holdings *	1,000	24
Exxon Mobil	394,987	27,100
FMC Technologies *	4,400	230
Forest Oil *	1,500	29
Frontier Oil	8,900	124
Frontline	900	21
Halliburton	48,400	1,313
Harvest Natural Resources *	4,200	22
Helix Energy Solutions Group *	47,000	704
Hess	845	45
Marathon Oil	97,710	3,117
Massey Energy	3,600	100
Murphy Oil	32,399	1,865

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Nabors Industries *	500	$10
National Oilwell Varco *	87,534	3,775
Newfield Exploration *	2,500	106
Noble Energy	2,200	145
Occidental Petroleum	95,407	7,480
Oceaneering International *	2,100	119
Oil States International *	13,500	474
Patterson-UTI Energy	52,000	785
Peabody Energy	2,800	104
PetroHawk Energy *	5,800	140
Petroleo Brasileiro ADR	26,100	1,198
Pioneer Natural Resources	1,100	40
Plains Exploration & Production *	900	25
Pride International *	1,000	30
Quicksilver Resources *	7,300	104
Range Resources	21,700	1,071
Rowan	18,600	429
SandRidge Energy *	7,400	96
Schlumberger	33,600	2,003
SEACOR Holdings *	9,400	767
Seahawk Drilling *	193	6
Smith International	1,300	37
Southwestern Energy *	2,600	111
Spectra Energy	23,700	449
St. Mary Land & Exploration	1,200	39
Sunoco	18,400	524
Superior Energy Services *	200	5
Tesoro	4,500	67
Tidewater	3,500	165
Transocean *	30,600	2,617
Valero Energy	1,600	31
Venoco *	2,900	33
Western Refining *	8,400	54
Whiting Petroleum *	1,300	75
Williams	59,800	1,069
XTO Energy	37,391	1,545

		95,075

Financials — 12.8%
Affiliated Managers Group *	1,600	104
Aflac	113,316	4,843
Allied World Assurance Holdings	10,900	522
Allstate	102,760	3,146
AMB Property †	1,500	34
American Express	134,823	4,571
American Financial Group	26,600	678
American International Group *	1,600	71
AmeriCredit *	7,100	112
Ameriprise Financial	37,800	1,373
Annaly Capital Management †	81,100	1,471
Anworth Mortgage Asset †	12,500	99
AON	786	32
Arch Capital Group *	1,100	74
Argo Group International Holdings *	4,800	162
Aspen Insurance Holdings	7,100	188
Associated Banc-Corp	8,100	93
Assurant	16,974	544
Astoria Financial	11,400	126
AvalonBay Communities †	215	16
Axis Capital Holdings	31,400	948

Description	Shares	Market Value ($ Thousands)
Bancorpsouth	7,000	$171
Bank of America	694,778	11,756
Bank of Hawaii	2,080	86
Bank of New York Mellon	195,744	5,675
BB&T	7,539	205
BlackRock	2,300	499
Boston Properties †	600	39
Brandywine Realty Trust †	38,000	420
Brookfield Asset Management, Cl A	25,100	570
Brown & Brown	8,300	159
Camden Property Trust †	500	20
Capital One Financial	79,200	2,830
CapitalSource	5,500	24
CB Richard Ellis Group, Cl A *	8,100	95
Charles Schwab	106,579	2,041
Chimera Investment †	40,500	155
Chubb	50,718	2,557
Cincinnati Financial	9,300	242
Citigroup	638,048	3,088
City National	2,800	109
CME Group	10,650	3,282
CNA Financial	14,600	352
Colonial Properties Trust †	7,700	75
Comerica	20,700	614
Commerce Bancshares	3,890	145
Compass Diversified Holdings	1,800	19
Corporate Office Properties Trust †	600	22
Credicorp	9,300	723
Cullen/Frost Bankers	3,700	191
Digital Realty Trust †	500	23
Dime Community Bancshares	4,600	53
Discover Financial Services	96,545	1,567
Duke Realty †	3,700	44
Eaton Vance	3,800	106
Endurance Specialty Holdings	38,800	1,415
Equity Residential †	700	21
Erie Indemnity, Cl A	1,500	56
Everest Re Group	1,500	132
Fairfax Financial Holdings	400	148
Federal Realty Investment Trust †	400	25
Federated Investors, Cl B	24,000	633
Fidelity National Financial, Cl A	300	5
Fifth Third Bancorp	82,300	834
First American	800	26
First Cash Financial Services *	1,300	22
First Community Bancshares	1,700	21
First Horizon National *	5,717	76
Flagstone Reinsurance Holdings	4,100	46
Forest City Enterprises, Cl A	69,400	928
Fpic Insurance Group *	700	23
Franklin Resources	10,781	1,085
Fulton Financial	800	6
Genworth Financial, Cl A	5,600	67
GFI Group	6,000	43
Goldman Sachs Group	56,349	10,388
Greenhill	1,300	116
Greenlight Capital Re *	1,100	21
Hartford Financial Services Group	33,803	896

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
HCC Insurance Holdings	9,600	$263
HCP †	4,100	118
Health Care †	700	29
Hospitality Properties Trust †	20,887	425
Host Hotels & Resorts †	8,000	94
HRPT Properties Trust †	16,500	124
Hudson City Bancorp	140,368	1,846
Huntington Bancshares	113,300	534
IntercontinentalExchange *	27,500	2,673
Invesco	9,400	214
Jefferies Group	8,000	218
Jones Lang LaSalle	2,100	99
JPMorgan Chase	317,311	13,904
Keycorp	13,600	88
Lazard, Cl A	3,600	149
Legg Mason	1,000	31
Leucadia National	600	15
Liberty Property Trust †	2,700	88
Lincoln National	5,600	145
Loews	11,957	410
M&T Bank	1,700	106
Mack-Cali Realty †	100	3
Marsh & McLennan	3,197	79
Marshall & Ilsley	13,200	107
MetLife	22,742	866
MFA Financial †	22,900	182
Montpelier Re Holdings	12,300	201
Moody’s	38,600	790
Morgan Stanley	56,062	1,731
MSCI, Cl A *	800	24
NASDAQ OMX Group *	4,300	90
Northern Trust	49,818	2,897
NYSE Euronext	91,100	2,632
Old Republic International	4,500	55
OneBeacon Insurance Group, Cl A	4,100	56
optionsXpress Holdings	14,000	242
PartnerRe	5,900	454
People’s United Financial	11,000	171
PHH *	7,900	157
Platinum Underwriters Holdings	20,200	724
PNC Financial Services Group	19,146	930
Principal Financial Group	4,300	118
Progressive	9,800	162
Protective Life	3,400	73
Prudential Financial	41,800	2,086
Public Storage †	2,600	196
Ramco-Gershenson Properties †	4,400	39
Raymond James Financial	5,400	126
Realty Income †	1,200	31
Regions Financial	13,584	84
Reinsurance Group of America, Cl A	10,500	468
RenaissanceRe Holdings	2,500	137
Senior Housing Properties Trust †	25,100	480
Simon Property Group †	259	18
SL Green Realty †	1,200	53
SLM *	7,900	69
StanCorp Financial Group	2,000	81
State Street	51,700	2,719

Description	Shares	Market Value ($ Thousands)
SunTrust Banks	1,300	$29
T. Rowe Price Group	93,381	4,268
Taubman Centers †	18,900	682
TCF Financial	10,700	140
TD Ameritrade Holding *	25,600	502
TFS Financial	4,500	53
Torchmark	12,971	563
Transatlantic Holdings	500	25
Travelers	67,152	3,306
Trustco Bank NY	12,100	76
United America Indemnity, Cl A *	4,400	32
Unum Group	45,300	971
US Bancorp	173,739	3,798
Valley National Bancorp	4,647	57
Ventas †	600	23
Vornado Realty Trust †	532	34
Waddell & Reed Financial, Cl A	7,700	219
Webster Financial	7,500	94
Wells Fargo	343,555	9,681
White Mountains Insurance Group	100	31
World Acceptance *	2,700	68
WR Berkley	7,000	177
XL Capital, Cl A	45,900	801
Zions Bancorporation	6,400	115

		140,846

Health Care — 9.7%
Abbott Laboratories	67,875	3,358
Aetna	159,600	4,442
Alexion Pharmaceuticals *	300	13
Allergan	80,300	4,558
Allscripts Healthcare Solutions	1,600	32
American Medical Systems Holdings *	9,500	161
AmerisourceBergen	202,422	4,530
Amgen *	134,188	8,082
Amylin Pharmaceuticals *	2,400	33
Baxter International	36,989	2,109
Becton Dickinson	14,286	997
Biogen Idec *	40,203	2,031
Boston Scientific *	8,900	94
Bristol-Myers Squibb	150,167	3,382
C.R. Bard	2,700	212
Cantel Medical *	3,400	51
Cardinal Health	17,500	469
CareFusion *	19,600	427
Celgene *	3,206	179
Cephalon *	1,200	70
Cerner *	1,200	90
Cigna	2,891	81
Coventry Health Care *	3,700	74
DaVita *	2,300	130
Dendreon *	4,500	126
Dentsply International	1,200	41
Edwards Lifesciences *	4,000	280
Eli Lilly	77,389	2,556
Endo Pharmaceuticals Holdings *	29,600	670
Enzon Pharmaceuticals *	12,300	102
Express Scripts *	1,100	85
Forest Laboratories *	59,500	1,752

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Gen-Probe *	300	$12
Genzyme *	800	45
Gilead Sciences *	111,100	5,175
Health Management Associates, Cl A *	4,300	32
Health Net *	31,800	490
HLTH *	4,500	66
Hologic *	4,500	74
Hospira *	7,800	348
Humana *	16,818	627
ICU Medical *	2,500	92
Illumina *	600	25
IMS Health	5,600	86
Intuitive Surgical *	1,600	420
Inverness Medical Innovations *	1,700	66
Isis Pharmaceuticals *	6,600	96
Johnson & Johnson	175,343	10,677
King Pharmaceuticals *	39,700	427
Laboratory Corp of America Holdings *	3,945	259
LifePoint Hospitals *	2,900	79
Lincare Holdings *	30,000	938
McKesson	41,517	2,472
Medco Health Solutions *	68,328	3,779
Medtronic	55,292	2,035
Merck	66,336	2,098
Meridian Bioscience	3,600	90
Mettler Toledo International *	4,700	426
Millipore *	500	35
Mylan Laboratories *	46,400	743
Myriad Genetics *	100	3
Novo Nordisk ADR	37,500	2,360
Omnicare	2,300	52
Perrigo	9,200	313
Pfizer	588,646	9,742
Psychiatric Solutions *	1,000	27
Quest Diagnostics	19,200	1,002
Quidel *	6,700	109
ResMed *	1,400	63
Schering-Plough	45,169	1,276
Sepracor *	1,400	32
St. Jude Medical *	38,300	1,494
Stryker	28,596	1,299
Teva Pharmaceutical Industries ADR	21,400	1,082
Thermo Fisher Scientific *	7,112	311
United Therapeutics *	200	10
UnitedHealth Group	285,200	7,141
Valeant Pharmaceuticals International *	13,400	376
Varian Medical Systems *	900	38
VCA Antech *	800	22
Vertex Pharmaceuticals *	2,500	95
Watson Pharmaceuticals *	2,300	84
WellPoint *	50,700	2,401
Wyeth	59,030	2,868
Zimmer Holdings *	29,398	1,571

		106,700

Industrials — 7.5%
3M	17,345	1,280
Aecom Technology *	6,500	176
AGCO *	74,128	2,048

Description	Shares	Market Value ($ Thousands)
Alliant Techsystems *	5,300	$413
Ampco-Pittsburgh	1,000	27
AO Smith	4,600	175
BE Aerospace *	4,000	80
Boeing	32,309	1,749
Bucyrus International, Cl A	1,000	36
Burlington Northern Santa Fe	14,200	1,134
C.H. Robinson Worldwide	12,283	709
Carlisle	3,500	119
Caterpillar	29,100	1,494
Cintas	4,100	124
Continental Airlines, Cl B *	900	15
Con-way	2,300	88
Cooper Industries, Cl A	10,900	409
CSX	23,442	981
Cummins	46,400	2,079
Danaher	17,245	1,161
Deere	11,900	511
Dover	19,400	752
Dun & Bradstreet	1,674	126
EMCOR Group *	16,300	413
Emerson Electric	33,700	1,351
Equifax	18,100	527
Expeditors International of Washington	82,200	2,889
Fastenal	3,500	135
FedEx	6,100	459
First Solar *	700	107
Flowserve	600	59
Fluor	68,607	3,489
Foster Wheeler *	14,200	453
Gardner Denver *	21,300	743
General Cable *	3,900	153
General Dynamics	63,174	4,081
General Electric	664,444	10,910
Goodrich	19,800	1,076
Harsco	12,162	431
Hertz Global Holdings *	9,000	97
Honeywell International	30,621	1,138
Hubbell, Cl B	1,400	59
IDEX	900	25
Illinois Tool Works	17,365	742
ITT	17,318	903
Jacobs Engineering Group *	1,900	87
JB Hunt Transport Services	700	23
Joy Global	37,100	1,816
KBR	91,593	2,133
Kennametal	1,600	39
L-3 Communications Holdings	17,900	1,438
Lennox International	600	22
Lincoln Electric Holdings	100	5
Lockheed Martin	56,693	4,427
Manpower	2,100	119
Masco	1,600	20
McDermott International *	20,100	508
Monster Worldwide *	3,700	65
Multi-Color	1,900	29
Navistar International *	600	22
Norfolk Southern	5,400	233
Northrop Grumman	54,206	2,805
Oshkosh Truck	2,200	68
Parker Hannifin	21,900	1,135
Pentair	2,100	62

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Pitney Bowes	2,000	$50
Precision Castparts	580	59
Quanta Services *	44,600	987
Raytheon	41,900	2,010
Republic Services	1,335	36
Robert Half International	600	15
Rockwell Automation	1,900	81
Rockwell Collins	3,200	162
Roper Industries	900	46
RR Donnelley & Sons	47,000	999
Shaw Group *	2,800	90
Southwest Airlines	134,783	1,294
Spirit Aerosystems Holdings, Cl A *	2,900	52
SPX	7,500	459
Stericycle *	2,470	120
SunPower, Cl A *	500	15
Teleflex	800	39
Tennant	1,400	41
Terex *	4,300	89
Textron	2,300	44
Thomas & Betts *	17,900	538
Toro	7,200	286
TransDigm Group *	1,900	95
Tyco International	36,300	1,251
Union Pacific	48,378	2,823
United Parcel Service, Cl B	75,359	4,256
United Technologies	67,604	4,119
URS *	8,700	380
UTI Worldwide	2,000	29
Waste Connections *	800	23
Waste Management	22,193	662
Waste Services *	2,000	9
Watson Wyatt Worldwide, Cl A	2,500	109
WW Grainger	8,232	736

		82,986

Information Technology — 16.1%
Accenture, Cl A	44,600	1,662
Acme Packet *	7,300	73
Adobe Systems *	142,600	4,712
Advanced Micro Devices *	17,100	97
Affiliated Computer Services, Cl A *	4,100	222
Akamai Technologies *	7,600	150
Alliance Data Systems *	3,000	183
Altera	10,300	211
Amdocs *	17,900	481
Analog Devices	43,900	1,211
Apple *	66,898	12,401
Applied Micro Circuits *	7,900	79
Arris Group *	3,900	51
ASML Holding, Cl G	43,500	1,286
Autodesk *	33,700	802
Automatic Data Processing	12,701	499
Avnet *	19,100	496
BMC Software *	12,600	473
Brightpoint *	5,400	47
Broadcom, Cl A *	58,100	1,783
Broadridge Financial Solutions	8,200	165
CA	106,300	2,338
Cadence Design Systems *	12,200	90
Ciena *	2,100	34

Description	Shares	Market Value ($ Thousands)
Cirrus Logic *	6,500	$36
Cisco Systems *	433,098	10,195
Citrix Systems *	1,300	51
Cognizant Technology Solutions, Cl A *	3,100	120
CommScope *	1,100	33
Computer Sciences *	47,879	2,524
Convergys *	4,400	44
Corning	215,391	3,298
Cree *	8,100	298
CTS	1,600	15
Cypress Semiconductor *	12,100	125
DealerTrack Holdings *	6,600	125
Dell *	22,800	348
Diebold	15,500	511
Dolby Laboratories, Cl A *	5,600	214
Earthlink	3,400	29
eBay *	237,669	5,611
Electronic Arts *	104,323	1,987
EMC *	312,200	5,320
Equinix *	800	74
F5 Networks *	3,200	127
Factset Research Systems	1,000	66
Fidelity National Information Services	5,246	134
Fiserv *	8,800	424
Flextronics International *	94,200	703
Global Payments	600	28
Google, Cl A *	22,775	11,293
Harris	12,300	463
Hewitt Associates, Cl A *	16,800	612
Hewlett-Packard	214,623	10,132
IAC *	8,000	161
Ingram Micro, Cl A *	109,258	1,841
Intel	476,032	9,316
Interactive Intelligence *	2,100	40
International Business Machines	89,977	10,762
International Rectifier *	1,400	27
Intuit *	102,900	2,933
Iron Mountain *	4,300	114
Itron *	500	32
j2 Global Communications *	1,700	39
Jabil Circuit	4,100	55
JDS Uniphase *	16,500	117
Juniper Networks *	3,600	97
Kla-Tencor	800	29
Lam Research *	2,700	92
Linear Technology	8,000	221
Loral Space & Communications *	500	14
Marvell Technology Group *	12,500	202
Mastercard, Cl A	14,700	2,971
Maxim Integrated Products	2,200	40
McAfee *	7,100	311
MEMC Electronic Materials *	5,500	91
Metavante Technologies *	5,100	176
Microchip Technology	2,100	56
Micron Technology *	11,200	92
Micros Systems *	1,900	57
Microsoft	514,026	13,308
Molex	3,900	82
Motorola	56,604	486

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
National Instruments	1,100	$30
National Semiconductor	2,000	28
NetApp *	4,100	109
NeuStar, Cl A *	2,300	52
Nokia ADR	73,000	1,067
Novatel Wireless *	17,000	193
Novellus Systems *	4,900	103
Nuance Communications *	1,900	28
NVE *	300	16
Nvidia *	9,100	137
ON Semiconductor *	4,600	38
Oplink Communications *	900	13
Oracle	163,208	3,401
Paychex	32,900	956
Pegasystems	1,300	45
Qualcomm	167,100	7,516
Quest Software *	1,500	25
Rackspace Hosting *	49,700	848
Rambus *	2,100	37
Red Hat *	5,500	152
RightNow Technologies *	7,600	110
Rovi *	1,800	61
SAIC *	32,800	575
Salesforce.com *	500	28
SanDisk *	3,600	78
Seagate Technology	101,500	1,544
Semtech *	900	15
Silicon Laboratories *	3,200	148
Sohu.com *	400	27
Sun Microsystems *	23,507	214
Sybase *	2,700	105
Symantec *	173,756	2,862
Synopsys *	22,300	500
Tech Data *	43,836	1,824
Tellabs *	10,100	70
Teradata *	81,500	2,243
Teradyne *	7,000	65
Texas Instruments	240,077	5,687
THQ *	3,600	25
Total System Services	6,900	111
Trimble Navigation *	2,300	55
Varian Semiconductor Equipment Associates *	900	30
VeriSign *	99,000	2,345
Visa, Cl A	101,992	7,049
VMware, Cl A *	2,100	84
Volterra Semiconductor *	4,400	81
Western Digital *	38,600	1,410
Western Union	41,900	793
Xerox	81,400	630
Xilinx	8,000	187
Yahoo! *	309,600	5,514

		177,512

Materials — 2.5%
Air Products & Chemicals	600	46
Airgas	200	10
AK Steel Holding	600	12
Albemarle	2,400	83
Allegheny Technologies	4,600	161
Alpha Natural Resources *	4,292	150
Ashland	11,100	480
Ball	12,500	615

Description	Shares	Market Value ($ Thousands)
Bemis	56,492	$1,464
BHP Billiton ADR	17,300	1,142
Brush Engineered Materials *	900	22
Cabot	5,587	129
Celanese, Ser A	5,300	132
CF Industries Holdings	518	45
Cliffs Natural Resources	1,701	55
Commercial Metals	4,900	88
Crown Holdings *	4,500	122
E.I. Du Pont de Nemours	1,600	51
Eagle Materials	1,900	54
Eastman Chemical	13,500	723
Ecolab	47,802	2,210
FMC	1,000	56
Freeport-McMoRan Copper & Gold, Cl B	36,100	2,477
Greif, Cl A	500	28
Hawkins	1,100	26
Huntsman	3,400	31
International Flavors & Fragrances	1,400	53
International Paper	25,600	569
Intrepid Potash *	3,000	71
Koppers Holdings	900	27
Lubrizol	17,700	1,265
Martin Marietta Materials	300	28
Monsanto	21,112	1,634
Mosaic	800	38
NewMarket	2,900	270
Newmont Mining	4,600	202
Nucor	29,500	1,387
Owens-Illinois *	1,400	52
Packaging Corp of America	1,300	27
Pactiv *	25,201	656
Potash Corp of Saskatchewan	14,800	1,337
PPG Industries	4,500	262
Praxair	50,115	4,094
Reliance Steel & Aluminum	500	21
Rock-Tenn, Cl A	8,600	405
Schnitzer Steel Industries, Cl A	1,400	75
Scotts Miracle-Gro, Cl A	7,700	331
Sealed Air	2,100	41
Sigma-Aldrich	700	38
Sonoco Products	35,766	985
Southern Copper	45,700	1,402
Steel Dynamics	2,100	32
Stepan	600	36
Syngenta ADR	36,800	1,691
Temple-Inland	3,600	59
Terra Industries	1,716	59
Valspar	5,200	143
Vulcan Materials	700	38
Walter Energy	2,300	138
Weyerhaeuser	700	26

		27,904

Telecommunication Services — 2.8%
American Tower, Cl A *	43,500	1,583
AT&T	574,037	15,505
Atlantic Telegraph- Network	1,700	91
CenturyTel	23,701	796
Crown Castle International *	85,800	2,691
Frontier Communications	11,411	86

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
iPCS *	2,300	$40
Leap Wireless International *	3,400	66
MetroPCS Communications *	8,900	83
NII Holdings *	28,456	853
NTELOS Holdings	7,600	134
Qwest Communications International	32,800	125
SBA Communications, Cl A *	2,500	68
Sprint Nextel *	177,439	701
Telephone & Data Systems	15,800	490
USA Mobility	1,600	21
Verizon Communications	247,745	7,499
Windstream	3,052	31

		30,863

Utilities — 3.5%
AES *	503,701	7,465
AGL Resources	5,300	187
Alliant Energy	13,400	373
Ameren	2,600	66
American Electric Power	16,400	508
American Water Works	10,700	214
Aqua America	4,700	83
Atmos Energy	22,100	623
Calpine *	12,300	142
CMS Energy	14,000	188
Consolidated Edison	13,400	548
Constellation Energy Group	22,800	738
Dominion Resources	44,694	1,542
DPL	5,500	144
DTE Energy	25,500	896
Duke Energy	7,300	115
Edison International	57,100	1,917
Energen	18,700	806
Entergy	600	48
Equities	5,800	247
Exelon	53,974	2,678
FirstEnergy	22,065	1,009
FPL Group	9,300	514
Hawaiian Electric Industries	12,100	219
Integrys Energy Group	500	18
ITC Holdings	1,000	45
MDU Resources Group	600	12
Mirant *	63,400	1,041
NiSource	35,400	492
Northeast Utilities	8,200	195
NRG Energy *	100,172	2,824
NSTAR	9,800	312
NV Energy	87,100	1,009
OGE Energy	17,500	579
Oneok	600	22
PG&E	8,136	329
Pinnacle West Capital	9,100	299
PPL	101,577	3,082
Progress Energy	6,500	254
Public Service Enterprise Group	80,402	2,528
Questar	1,400	53
SCANA	5,900	206
Sempra Energy	47,892	2,385
Southern	9,727	308
Southern Union	23,000	478
TECO Energy	2,600	37

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
UGI	8,000	$200
Vectren	600	14
Westar Energy	6,100	119
Wisconsin Energy	4,100	185
Xcel Energy	17,971	347

		38,643

Total Common Stock (Cost $777,530) ($ Thousands)		858,007

CASH EQUIVALENT — 20.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	223,317,662	223,318

Total Cash Equivalent (Cost $223,318) ($ Thousands)		223,318

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
0.164%, 12/03/09 (A) (B)	$6,307	6,306
0.055%, 01/07/10 (A) (B)	14,500	14,496

Total U.S. Treasury Obligations (Cost $20,803) ($ Thousands)		20,802

Total Investments — 100.0% (Cost $1,021,651) ($ Thousands)		$1,102,127

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	902	Dec-2009	$1,359

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,102,521 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR – American Depositary Receipt

Cl – Class

LLC – Limited Liability Company

Ser – Series

Amounts designated as “–” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Asset Allocation Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher President & CEO

Date December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher President & CEO

Date December 7, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner Controller & CFO

Date December 7, 2009